MFA 2021-NQM1 ABS-15G

Exhibit 99-23

							Origination Values																																		Post-Closing Values
Seller Loan ID	Purchaser Loan ID	Origination Date	Original Loan Amount	Value used for LTV calculation	Sales Price	Appraisal Waiver Form	Appraisal Value(s)					BPO Values				AVM Values					Desk Review Values					Field Review Values					Second Field Review Values					2055 Values					BPO Values				AVM Values					Desk Review Values					Field Review Values					Second Field Review Values					2055 Values						Collateral Underwriter Risk Score
							Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Second Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Valuation Comments
432275658	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	2.05%	06/04/2019	0.0	Origination AVM Value $xxxx
Post Close AVM Value $xxxx
; Subject back to rear of commercial units with appraiser stating that there is no adverse impact.
																																																																						Land Value Exceeds 30% but is typical for area in a completely developed area.
432275659	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-2.03%	06/04/2019	0.0	Appraisal signed by appraiser changed the Zoning from R3 to R2 and added the FIRREA Title X comment. Also added middle initial to borrower's name and added co borrower's information
Origination AVM Value of $xxxx
																																																																						Post Close AVM Value $xxxx Variance -2.03% within acceptable 10% tolerance.
432275811	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-5.00%	06/06/2019	0.0	Post Close AVM Value $xxxx, Variance -5.00%. Confidence Score 84
Subject is mix use (store and rental unit) and is located in a Commercial neighborhood.
No heat in commercial space per the appraiser and forced air and heating in dwelling. Dwelling has security bars with release latches.

432275834		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	-2.58%	06/04/2019	0.0																					1007 Market rent $xxxx fair rent on HO-6 policy $xxxx
432275852	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-5.12%	06/04/2019	0.0	Post Close AVM- Value $xxxxx, Variance -5.12%
Origination AVM is for land only at $xxxxx with average sales price of $xxxxx and total value of $xxxxx.

Subject is on well and septic (typical for area) with propane gas and public electricity.
Certificate of Occupancy County in file.
Subject not over improved for area.  Per the prior owners this was a new built home and per the tax card provided shows no age.
Title XI of Firrea done.

432276484		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	16.17%	06/04/2019	0.0																					Origination AVM 312 xxxx, Variance -3.73% Post-Close AVM High xxxx Low xxxx Confidence score 50 Operating Income statement market value $xxxx -- both units currently occupied.
432276479		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	2.72%	02/02/2021	0.082																					Origination AVM Dated Value $xxxx Variance 13.89% Post Close AVM Dated Value $xxxx Variance -11.72% Post-close AVM Value $xxxx Variance 13.89% Confidence Score: H (.082); AVM date supports value of xx
432276482	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	6.55%	06/06/2019	0.0	Post Close AVM Variance 6.55%
Origination AVM Variance 4.45%
Appraiser licensed in file.  Subject has Public water/Electricity and Private Septic.
Design is Manufactured Double Wide as are all the comps. Subject is on Post and Piers copies of 2 HUD labels attached to report along with HUD data sheet answers to Lenders requests: Water heater strapped to code /E and O provided on original appraisal/ FIERRA statement/ and utilities were confirmed to be on.

432276488		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	-6.21%	06/06/2019	0.0
432276489		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	0.00%	06/06/2019	0.0																					* Post Close AVM xxxx Variance (0%) * Origination AVM xxxx Variance (-17.23%)
432276491	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	0.00%	06/06/2019	0.0	Post Close AVM - Value xxxx / Variance 0%

Appraiser legal to match title
FIRREA comments included
																																																																						Utilities on and Smoke and CO2 monitors found. Home well maintained with newer appliances in kitchen. paint on interior and wiring.
432276494	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	10.58%	06/06/2019	0.0	Subject is a Condo. There are 5 rented.
Utilities were on and smoke and CO2 monitors were installed. Per the appraiser the water heaters per the HOA are shared and maintained by the HOA.
																																																																						FIRREA statement in file and no litigation against the HOA.
432276497		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	-4.06%	05/10/2019	0.0	xxxx	xxxx	0.00%	XXXX	06/14/2019																* Origination AVM Value $xxxx Variance (-4.06%) * Post Closing AVM no value returned due to new construction, ARR ordered. * ARR dated Value xxxx Variance 0%.
432276486	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	0.75%	05/10/2019	xxxx	xxxx	22.50%	06/07/2019	0.0	Gross Rent $xxxx
Actual Rent $xxxx
Third Party Market Rent (single family comparable) $xxxx
Rent Loss Insurance Coverage  Yes/ $xxxx
AVM with value of $xxxx
BPO 90 day list price $xxxx 90 day Sales price $xxxx 30 day sales pice $xxxx with $xxxx in repair cost. Replace appliances, interior paint. cleaning/trash: Clean bath tub, repair sheet rock, and some plumbing repairs need.  Garage door need replacing and roof/ gutters repair in rear of house.; There were 4 land sales recorded in the market area in the past 2 years. The sales adjusted for market condition and size are the basis for the site value.
There is some deferred maintenance limited to rotten wood in the cover patio and detached storage are. Estimated cost to cure less than $xxxx.
																																																																						Siding and paint Bid $xxxx-- Bid for insulation, sheet rock repair and fix damaged pipes. Roof Certification states shingle are 1 year old and are xxxx.
432276493		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	-0.82%	06/07/2019	0.0																					* Origination AVM, Value $xxxx Variance (-1.80%) * Post Close AVM, Value $xxxx Variance (-0.82%) The subject has sold on for $xxxx, as new construction.
432276498		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	-27.63%	05/13/2019	0.0	xxxx	xxxx	0.00%	XXXX	06/20/2019
432275823	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	5.48%	05/17/2019	xxxx	xxxx	-4.04%	06/10/2019	0.0	Origination BPO xxxx
Post Closing AVM xxxx Variance (-4.04%)

Appraisal done subject to Installation of CO2 monitors.  No 442 Only Photos of monitor and copy of receipt where paid with photo showing installed. Lender approved
																																																																						Overall subject in good condition with no note repairs that would affect market value.
432275829	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-2.19%	06/10/2019	0.0	Origination AVM dated returned a value of $xxxx which is a Variance of 11.48%
Post Close AVM dated returned a value of $xxxx which is a Variance of (-2.19%)

xxxx Certificate of Occupancy Statement dated (No Zoning) xxxx/
All utilities on at inspection
																																																																						Comps 5 and 7 are from outside the subject development per lender request
432275810	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	URAR Form 1004	04/10/2019	xxxx	xxxx	27.00%	06/12/2019	0.0	Origination AVM xxxx $xxxx / Variance +37.96%
Post Close AVM dated xxxx, Value $xxxx / Variance +41.27%

There are CO2 and Smoke Detectors present. Water Heater is tankless with all utilities on. Subject has an inferior location and thus in lower than the predominate value and median house prices. Subject is also on a busy Street.  Appraiser showed xxxx with county only showing 3/2. xxxx
Site Value is based on sales comparison and the ratio is typical for the area.

432275814	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	3.33%	06/12/2019	0.0	Origination AVM dated returned a value of $xxxx which is a Variance of 17.71%
Post Close AVM dated returned a value of $xxxx which is a Variance of 3.33% / Confidence Score 91

* Subject is near light commercial area.  No security bars installed.  CO2. smoke detector and strapped water heater installed properly and to code.  Property was bought for $xxxx in July 2018 and then updates were done to inside done in the amount of $xxxx.  Updates Include Kitchen / Bath Remodel, New Windows, concrete demolition, removal, and installation.
																																																																						There are semi trucks in the back yard and appraiser states does not appear subject is used for business. There is an enclosed Patio that has/is being used as a bedroom. Cost to convert back $xxxx No safety issues noted.
432275846	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-58.12%	06/13/2019	0.0	xxxx	xxxx	0.00%	XXXX	06/24/2019	Origination AVM xxxx Value xxxx Variance 1.08%
Post Close AVM dated xxxx Value xxxx Variance (-58.12%)
Post Close ARR dated xxxx Value $xxxx Variance 0%.

Subject property was part of a land transfer by the builder of multiple parcels
																																																																						Certificate of Occupancy XXX County dated; COO 434
432275847		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	-3.27%	06/13/2019	0.0																					Origination AVM dated Value $xxxx Variance 0% Post Close AVM dated xxxx Value xxxx Variance (-3.27%) Confidence Score 97
432275848	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	10.08%	05/17/2019	0.0	xxxx	xxxx	-22.41%	06/13/2019	80.0	Subject is on 1 acre with well and septic. Subject interior is dated with no recent upgrades. All utilites were on. Subject is an REO property sold as is.
Fence is inadequate for inground pool Bid to fix fence around pool Cost $xxxx
Rear Deck need minor repair 442 with photos of repaired deck
Well and septic inspection Waived by Lender.
																																																																						Approval required hold-back for repair of fence around pool with in 30 days of closing --Not shown on Post CD
432275849	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-9.87%	06/13/2019	0.0	Origination AVM Dated xxxx Value xxxx Variance 37.38%
Post Close AVM Dated xxxx VAlue xxxx, Variance (-9.87%)

Appraiser noted: Elementary School is located behind the subject, however, the proximity of the school will have minimal effect on the marketability of the subject.
																																																																						Sale Comps range from 7-9 months old. Appraiser commented: The sales used are the most recent and open market advertised sales in GAMLS within the subject's subdivision and neighborhood, which are similar in style, amenities, age, location and buyer appeal.
432275850	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-15.63%	06/13/2019	0.0	xxxx	xxxx	0.00%	XXXX	06/20/2019	Origination AVM Dated xxxx Value xxxx Variance -27.60%
Post Close AVM dated xxxx Value xxxx Variance -15.63%
Post Close ARR dated xxxx Value $xxxx Variance 0%.

Subject is on well and septic, common for area. No public water or sewer available
Home recently updated.
																																																																						Subject in a private community with membership fee for access to community amenities.
432275854	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-1.79%	06/13/2019	0.0	Origination AVM dated Value, Variance -37.99%
Post Close AVM Dated xxxx Value xxxx, Variance -1.79% Confidence Score 85

Subject has public water and Septic system--Last Sale was Quit Claim
																																																																						All Utilities on; Confidence Score 85
432275817		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	-47.04%	06/14/2019	0.0	xxxx	xxxx	0.00%	XXXX	06/24/2019																Origination AVM xxxx $xxxx Variance 68.78% Post Close AVM xxxx Value $xxxx, Variance -47.04% Post Close ARR dated xxxx Value $xxxx Variance 0%.
432275821		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	3.35%	06/14/2019	0.0																					Origination AVM Value xxxx Variance -11.52% Post Close AVM Value xxxx Variance 3.35% *Subject has well and septic which is common for area.; Confidence Score 84
432275864		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	-9.23%	06/14/2019	0.0																					Origination AVM dated Value xxxx Variance -27.26% Post Close AVM dated xxxx Value xxxx Variance -9.23%; Confidence Score 91
432275824	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-2.78%	06/17/2019	0.0	Origination AVM xxxx Value xxxx Variance -12.90
Post Close AVM dated xxxx Value xxxx Variance -2.78%

Utilities on and double strapped water heater with smoke and CO2 detectors.
																																																																						Appraiser appraised in 2018 and did not mention pool. Updated appraisal includes pool with pictures. Appears pool was recently added with City Approval dated; Confidence Score 93
432275831	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	24.27%	06/17/2019	0.0	Origination AVM Value xxxx Variance +23.60
Post Close AVM dated xxxx Variance +24.27%

Per appraiser subject backs to an apartment building which does not affect marketability.
An un-permitted addition for 2 bedrooms and a bath (no value given) Shows no health and safety issues.
There is also a xxxx on the lower level un-permitted. Stove to be removed and gas line capped.
xxxx date xxxx photo of kitchen provided with stove removed and gass capped.
																																																																						Subject utilities were on, with tank-less water heater and smoke and CO2 detectors installed.
432275835		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	123.82%	06/17/2019	0.0																					Origination AVM xxxx Post Close AVM xxxx
432275840		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	-3.47%	06/17/2019	0.0																					Post Close AVM Value $xxxx Variance -3.47% ; Confidence Score 55.
432275845		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	-68.00%	06/18/2019	0.0	xxxx	xxxx	-1.43%	XXXX	06/27/2019																Origination AVM xxxx Variance +21.51% Post Close AVM $xxxx Variance -68% ARR dated returned value of $xxxx Variance -1.43%.; Confidence Score 50
432275855	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-4.58%	06/18/2019	0.0	Origination AVM Variance -24.30%
Post Close AVM Value Variance -4.58%

Subject transferred via Warranty Deed. Texas is non disclosure state.  AVM shows last sales price 5/18 at $xxxx
																																																																						Comps used by appraiser are similar to subject with Comp 2 most like subject then Comps 1 and 3. Comp 4 is a listing.; CS 94
432275856	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	8.78%	06/18/2019	0.0	Origination AVM Variance 13.92%
Post Close AVM xxxx 8.78%

Subject has 2nd kitchen which is common for area and allowed by the township
Some comps exceed the 1 mile distance for Suburban properties due to the GLA and Room Count plus are not closed within 90 days but rather 6-12 months due to similarity. Comps are considered to be in same market area and some are separated by major highway that has no effect on the market.; Rebuild letter dated xxxx due to zoning due to lot size.
																																																																						Solor System is leased and not used by seller. Was on the house when purchased in 2015,; CS 82
432275857		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	-1.77%	06/18/2019	0.0																					Origination AVM xxxx Variance -6.48% Post Close AVM xxxx Variance -1.77% Smoke and CO2 Detectors along with tankless water heater in home. Subject above predominate value due to GLA but in range.
432275861		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	-2.89%	06/18/2019	0.0																					No Origination AVM Post Close AVM Value xxxx Variance -2.89% Utilities were on. Water heater strapped and Smoke and CO2 Detectors installed when appraised.
432275657	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	URAR Form 1004	04/25/2019	xxxx	xxxx	9.06%	06/20/2019	0.0	Origination AVM xxxx Variance -18.13%
Post Close AVM xxxx Variance +9.06%

Marketing time over 6 months.
Replace missing flooring near wet bar, missing drywall in breakfast nook (escrow holdback $xxxx)
Bid to replace drywall, flooring, baseboards and paint drywall with cost of $xxxx
																																																																						Escrow hold back Agreement signed by all parties
432275866		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	-9.76%	06/21/2019	0.0
432275819	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-0.37%	06/24/2019	0.0	Origination AVM xxxx Variance -1.46%
Post Close AVM xxxx Value $xxxx Variance -0.37%

From city Code states that Mix Use, residential/commercial is not allowed.  Must Have a Special Permit to use as residential/commercial (no copy found in file) Portion of code states Massage parlor is not permitted. Massage Palor employee, contractor, sole proprietor must be certified by state as well as Acupuncturists
Escrow holdback instruction $xxxx --work must be complete within 30 days of closing.
Contractors Bid for $xxxx to repair roof, drywall, remove un-permitted Kitchen
																																																																						; Origianl Appraiser did not address repairs but appears subject property was a prior decline for the same property.
432275841	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-0.72%	06/24/2019	92.0	Origination AVM Value xxxx Variance -6.00%
Post Close AVM xxxx Value $xxxx Variance -0.72%

Subject is on private street maintained by the HOA
Short Term Rentals are allowed. Does not affect marketability
																																																																						Complex consists of 5 phases -Estimated Market Rent $xxxx
432275812		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	URAR Form 1004	05/02/2019																														xxxx	xxxx	1.12%	02/11/2021	xxxx	xxxx	-52.03%	07/01/2019	0.0																					BPO as-is date supports value of $xxxx
432275833		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	5.49%	07/02/2019	0.0																					Origination AVM $xxxx Variance 39.75% Post Close AVM $xxxx Variance 5.49%
432275842	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-11.26%	05/31/2019	xxxx	xxxx	-47.46%	07/02/2019	0.0	xxxx	xxxx	0.00%	XXXX	02/18/2021	Origination AVM xxxx Variance -41.23%
Origination BPO xxxx Value $xxxx Variance -11.26%
Post Close AVM xxxx Value $xxxx Variance -47.46%
																																																																						Post-Close CDA xxxx $xxxx; CDA date xxxx supports value of $xxxx
432276500		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	-7.40%	07/05/2019	0.0																					Origination AVM $xxxx Variance 9.04% Post Close AVM $xxxx Variance -7.40% Contract was changed after initial appraisal to $xxxx with HOA at xxxx per month New apparaisal info dated
432276505		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	-5.04%	07/05/2019	0.0																					Origination AVM xxxx Variance -17.99% Post Close AVM $xxxx Variance -5.04% Subject has new roof installed prior to escrow xxxx Bill for new roof Roof Cert dated approved by borrower Pest Inspection
432275877	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-5.01%	07/08/2019	0.0	Origination AVM $xxxx Variance 3580.13%
Post Close AVM $xxxx Variance -5.01%

Subject is one of 12 unit project with all units owner occupied.
Subject remolded in last 1 to 5 years
																																																																						Subject has central water heater for project.
432275879	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	2.88%	02/02/2021	0.062	Origination AVM xxxx -30.91%
Post Close AVM $xxxx Variance -14.37%
Post-close AVM $xxxx Variance 2.88% Confidence Score: H (.062)

Certificate of Occupancy from xxxx dated
																																																																						Market Rent is $xxxx; AVM date supports value of $xxxx
432276495	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	11.76%	07/08/2019	0.0	Origination AVM $xxxx Variance -17.30%
Post Close AVM $xxxx Variance 11.76%.

Comps close to xxxx, xxxx and the xxxx in a densly polulated urban location sharing similar external obsolescence.
																																																																						Appraiser provided 4 comps and 2 listing to support value based on similarity to subject and adjustments
432275662	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-2.35%	07/09/2019	0.0	Origination AVM xxxx Variance -16.88%
Post Close AVM $xxxx Variance -2.35%

Subject has private Septic (common for area) with public water and electricity, gas.
																																																																						CO2 and Smoke detectors installed at time of inspection--Utilities were on.
432275838	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-14.65%	06/12/2019	xxxx	xxxx	11.93%	02/02/2021	0.183	Origination BPO xxxx Variance -14.65%
Post Close AVM xxxx Variance -40.77%
Post-close AVM xxxx Variance 11.93% Confidence Score: M (.183)

Market rent is $xxxx
Subject is located on a private street maintained by the HOA
																																																																						xxxx with photo dated xxxx
432275851	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-10.60%	06/14/2019	0.0	xxxx	xxxx	0.69%	07/09/2019	0.0	Origination AVM $xxxx Variance -10.60%
Post Close AVM $xxxx Variance 0.69%

Subject is condotel with fitness room, gated community, pool 24 hour security, internet and maintenance
3 comps from within the project and 2 listings within project to support market value.
																																																																						Market Rent is $xxxx
432275853	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	3.72%	02/18/2021	xxxx	xxxx	-63.44%	07/09/2019	0.0	Post Close AVMs dated xxxx Values xxxx Total $xxxx Variance -63.44%
Origination AVM xxxx Variance 9.46%
Post-Close BPO as-is xxxx Variance 3.72%

25% vacant land use in area.  Subject is on 43.6- acres with well, septic and propane gas with a barn and pastorial view. Water heater double strapped and CO2 dectors present.  Large adjustments on comps for site size from 5.04 to 40.10 acres  Comps are scarce in the area requiring greater than 1 mile distance
																																																																						Subject contains 2 manufactured homes Subject has a shed on the property used for personal use along with a diesel trailor deemed personal property, Code allows for 2 units to be on the property. Tow bar and axles have been removed from both units and they are affixed to a permanent foundation.; BPO date supports value of $xxxx
432275865		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	-3.02%	02/02/2021	0.095																					AVM dated xx/xx/xx Supporting value of $xxxx
432276501	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	3.50%	07/10/2019	0.0	Origination aVM xxxx Variance 37.31%
Post Close AVM xxxx Variance 3.50%

Subject is legal non-conforming (grandfathered)  Subject has public water and private septic.
Water heater is double strapped and CO2 an Smoke Detectors were found installed in home.  Home has not been updated recently,
Comps 4 and 5 have larger GLA and room count and Water, Mountain view and are active listings
																																																																						Estimated Market rent is $xxxx
432276503		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	1.61%	07/10/2019	0.0																					Origination AVM xxxx Variance -0.52% Post Close AVM $xxxx Variance 1.61% Subject is an attached PUD end unit in a gated community with private street Community is short term rental
432275890	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	6.02%	06/26/2019	xxxx	xxxx	-1.16%	07/12/2019	0.0	Origination BPO xxxxx Variance 6.02%
Origination AVM xxxxx Variance -29.27%
Post Close AVM xxxxx Variance -1.16%

* Subject over predominate value for area but does not affect marketability. There is limited sales in the area with home located on lots of 1 to 15 + acres. No other 2 bedroom homes found in the area that had an additional quarters with bedroom and bath that is of similar construction to home.
Gross adjustments exceed max due to size of lot, room count and GLA.
																																																																						Subject has propane gas, well and septic which is common for the area.
432275663		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	21.09%	07/16/2019	0.0
432275665	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	2.55%	02/02/2021	0.068	Origination AVM $xxxx Variance -8.67%
Post Close AVM $xxxx Variance -22.55%
Post-close AVM $xxxx Variance -8.67% Confidence Score: H(.068)

Certificate of Occupancy dated
with photos dated
Subject has private well and spetic due to public water and sewer not available.
																																																																						Prior sale was part of a multi parcel sale to the developer.; AVM dated xx/xx/xx Supports value of $xxxxxx.
432275873		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	1.87%	07/17/2019	0.0																					Post Close AVM xxxx Variance 1.87%. Smoke and CO2 detectors were in place and water heater was double strapped. Subject is in a gated community
432275889	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-0.49%	07/17/2019	0.0	Origination AVM xxxx Variance 0.30%
Post Close AVM xxxx Variance 0.49%

Certificate of Occupancy dated
Subject is new construction  Zoned for Short term rentals  Market rent is $xxxx per month
																																																																						appraiser states subject was 100% complete with water and electrical operational.. Subject as CO2 and Smoke Detectors installed (3 each)
432275897		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	33.92%	08/07/2019	77.0
432275915		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	13.24%	07/31/2019	50.0																					Origination AVM $xxxx Variance -17.34% Post Close AVM $xxxx Variance 13.24% Confidence score 50 ; Certiifcate of Occupancy xxxx dated with photos dated Market Rent $xxxx
432276504	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	3.10%	08/09/2019	70.0	Origination AVM variance 22.24%
Post-Closing AVM variance 3.10%; Market Rent is $xxxx
Smoke and CO2 Detectors present at inspection
																																																																						High Rise condo with xxxx 90% owner occupied with 10% xxxx. HOA required owner to own for 1 year before they can sell or rent it.
432275886	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	19.79%	08/12/2019	50.0	Origination AVM $xxxx Variance -11.97%
Origination AVM $xxxx Variance -9.99%
Post Close AVM $xxxx Variance -11.97%
Post Close AVM $xxxx Variance 19.79% COnfidence 50
Post Close AVM $xxxx Variance 16.54% COnfidence 84

; Market Rent $xxxx
Subject suffer from freeway noise. Utilites were on
Subject is inferior with $xxxx cost to bring to average condiditon. Bids $xxxx Paint inside and out replace carpet in xxxx and xxxx tile in both  units 2nd Bid $xxxx includes roof repair, window and gutter replacement, skylight repair plus painting and flooring in both units.
																																																																						CO2 and smoke detectors in both units. Only one water heater double strapped. Other done and photo shows complete.
432276514	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	URAR Form 1004	03/12/2019	xxxx	xxxx	0.79%	08/20/2019	0.0	Origination AVM $xxxx Variance -10.37%
Post Close AVM $xxxx Variance .79%; Subject is not located in a PUD but has a xxxx Course View.
Market Rent is $xxxx
																																																																						2nd Appraisal being used as Re-certification per Approval Cond xxxx. According to Appraisal Review on value $xxxx based on apprasal-not provided for review. 2nd appraisal dated xxxx $xxxx re-review by lender $xxxx. Missing appraisal for review. Cond cleared Form 442 provided.
432276517		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	-4.27%	08/14/2019	94.0																					Origination AVM $xxxx Variance 39.06% Post Close AVM $xxxx Variance -4.27% Confidence Score 94 ; Subject has been updated in the kitchen, bath and flooring. Semi-detached / townhome PUD
432275844	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-3.39%	08/16/2019	91.0	Origination AVM $xxxx Variance -0.32%
Post Close AVM $xxxx Variance -3.39%
; Water heater not double strapped when appraisal done. Letter Seller had water heater double strapped shows water heater double strapped
Smoke and CO2 Detectors found with all utilities on.
Refrigerator to be removed from rear yard- 442 shows no refrigerator in the rear yard.
																																																																						with photo dated window in rear repaired
432275867	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	2.08%	07/08/2019	xxxx	xxxx	11.21%	08/16/2019	86.0	Origination AVM $xxxx Variance -19.53%
Origination BPO $xxxx Variance 2.08%
Post Close AVM $xxxx Variance 11.21% Confidence Score 86
; HOA Fee $xxxx per month over 6 month marketing time  due to limited sales of large waterfront properties and in a Flood Zone  Utilities were on.
																																																																						Prior sales was a xxxx deed xxxx
432275874		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	9.78%	08/16/2019	93.0																					Origination AVM $xxxx Variance .36% Post Close AVM $xxxx Variance 9.78% Confidene Score of 93 ; Previous Transfer was for refi only. Smoke and CO2 detector found with water heater double strapped
432275872	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-7.93%	08/16/2019	91.0	Origination AVM $xxxx Variance .99%
Post Close AVM $xxxx Variance -7.93% COnfidence Score 91
; No other units listed for sale in project.  There is an oversupply of inventory in the area but does not impact value or marketabiilty
Subject has been updated and has a smoke detector but not CO2 detector
																																																																						Estimated Market rent is xxxx per month
432275878	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	11.22%	02/02/2021	0.051	Origination AVM xx/xx/xx $xxxx Variance -36.03%
Post Close AVM xx/xx/xx $xxxx Variance -13.28%  Confidence score xxx
																																																																						; Water heater not required to be double strapped. CO2 and smoke detectors were visiable at inspection.; AVM date xx/xx/xx supports value of $xxxx
432275883	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	1.22%	08/16/2019	91.0	Origination AVM $xxxx Variance -3.34%
Post Close AVM $xxxx Variance 1.22% Confidence Level +1
; Property used as xxxx of Garage converted to Bedroom living area. Can be converted back with cost to cure of $xxxx
Utilities were on. Subject is equipped with Smoke and CO2 detectors and the water heater is double strapped.
																																																																						Market rent is $xxxx
432275913	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-1.81%	02/02/2021	0.101	Origination AVM $xxxx Variance -16.57%
Post Close AVM $xxxx Variance -19.62% Confidence Score 87
Post-close AVM $xxxx Variance -1.81% Confidence Score: H (.101)
; Subject was apartments converted to Condo in the mid xxxx's
Subject has both CO2 and smoke detectors with the water heater double strapped.
																																																																						LTV is based off the lender review value which is less than the sales price.; AVM date supports value of $xxxx
432275914	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-1.31%	07/25/0209	xxxx	xxxx	18.34%	02/02/2021	0.108	Origination AVM $xxxx Variance -21.62%
Post Close AVM $xxxx Variance -10.92% Confidence score 67
Post-close AVM $xxxx Variance 18.34% Confidence Score: H(.108)
; Market Rent is xxxx per OIS (pg xx).  Lender qualified w/full payment.
Water Heater double strapped-CO2 and smoke detectors noted.
																																																																						PG xxx Final inspection shows removal of security Bars on windows in rear of house.; AVM date supports value of $xxxx.
432275930		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	5.39%	08/19/2019	93.0																					Origination AVM $xxxx Variance -4.95% Post Close AVM $xxxx Variance 5.39% ; Water heater is double strapped with smoke and CO2 are installed. Subject is below the predominate value of the area.
432275936	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	14.24%	08/19/2019	82.0	Origination AVM $xxxx Variance 1060.43%
Post Close AVM $xxxx Variance 14.24%  Confidence Score 82
; Subject has been completely updated.  All utilities on at inspection
Market Rent $xxxx
																																																																						LTV is based off Appraised value which is lower than Sale price per contract
432275918	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-3.93%	08/20/2019	0.0	Origination AVM $xxxx Variance -1.34%
Post Close AVM $xxxx Variance -3.93%
; Smoke and CO2 Detectors visible as was a double strapped water heater.  All utilities were on.
Street is private
Termite Clearance Letter

432275830	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-1.67%	08/21/2019	81.0	Origination AVM $xxxx Variance 79.63%
Post Close AVM $xxxx Variance -1.67% COnfidence Score 81
; Functional Inadequacy due to no access to the rear 2 bedrooms and bathroom from the interior of the main house. Cost to remove the rear kitchenette and remove a wall  to create a passage to the rear bedrooms and bath is $xxxx. No smoke and CO2 detectors noted at inspection.
xxxx with photo- water stain in ceiling fixed with a roof inspection form.
																																																																						xxxx letter with photos smoke and CO2 detectors installed xxxx plus receipt for purchase of items.
432275875	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	22.94%	07/11/2019	xxxx	xxxx	0.10%	08/21/2019	50.0	Origination AVM $xxxx Variance 22.94%
Post Close AVM $xxxx Variance 0.1%  Confidence score 50
 ; lender review $xxxx based on appraised value $xxxx  based on 44.14%LTV
BPO
Subject is larger in GLA than most home in neighborhood and is over built for the neighborhood. Subject is on a septic system.
The accessory xxxx was on the property before subject was built and is legal but non-conforming
There are no permits for the xxxx with xxxx on the xxxx and it would be $xxxx to return to original and permitted use.
																																																																						CO2 and smoke detectors found with a tank-less water heater and sprinkler system installed.
432275876	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-3.70%	07/10/2019	xxxx	xxxx	-3.28%	08/21/2019	95.0	Origination AVM $xxxx Variance -32.75%
Post Close AVM $xxxx Variance -3.28% Confidence 95
; Subject has a septic system- subject has leased solar panels
																																																																						Subject is in a gated community, has horse trails, Equestrian Center,, hiking trails, picnic area and greenbelt.
432275880	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	201.59%	08/21/2019	50.0	Origination AVM $xxxx Variance 25.66%
Post Close AVM $xxxx Variance 201.59% Confidence Score 50
; No decks off master bedroom and dining room- Safety hazard. Doors were secured and locked (no repair needed)
																																																																						Water heater double strapped with both smoke and CO2 detectors installed.
432275881	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	2.60%	02/02/2021	0.083	Origination AVM $xxxx Variance -13.49%
Post Close AVM $xxxx Variance -13.78% Confidence Score 75
Post-close AVM $xxxx Variance 2.6% Confidence Score H(.083)
; Utilities were on--PG xxx Certificate of Occupancy from xxx County xx dated xx/xx/xxx
Single Family Market Rent $xxxx
																																																																						PG xxx Property Management Agreement. (xx% fee); AVM date xxxx supports value of $xxxx
432275887	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	7.54%	08/21/2019	84.0	Origination AVM $xxxx Variance 11.51%
Post Close AVM $xxxx Variance 7.54% Confidence Score 84
; Security bars on windows have quick releases. Adjustments deemed acceptable due to limited xxxx in xxxx
Water heaters double strapped with smoke and CO2 Detectors found installed
Private Street per title.
																																																																						with photos of vent hoods installed in xxxx
432275860		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	14.64%	08/22/2019	61.0																					Origination AVM $xxxx Variance 103.87% Post Close AVM $xxxx Variance 14.64% Confidence Score 61 ; Last transfer was from Business to Borrower's individually Utilities were on at inspection
432275892	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	56.89%	08/22/2019	73.0	Origination AVM $xxxx Variance 22.92%
Post Close AVM $xxxx Variance 55.89% Confidence Score 73
 ; Subject is a ranch style double wide. on a concrete slab. Hitch and axel are removed.
CO2 and smoke detectors noted in home.
																																																																						Utilites were on at inspection. HUD tags has been removed when exterior was painted.
432275900		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	-8.20%	08/22/2019	82.0																					Origination AVM $xxxx Variance -10.05% Post Close AVM $xxxx Variance -8.2% Confidence Level 82 ; Utilities were on and working. CO2, Smoke detector found along with double strapped water heater.
432276521	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	6.83%	02/02/2021	0.079	Origination AVM $xxxx Variance -10.25%
Post Close AVM $xxxx Variance -12.15% Confidence Score 78
Post-close AVM $xxxx Variance 6.83% Confidence Score: H(.079)
; Water heater double strapped with CO2 and smoke detectors found.  Utilites on and working.
																																																																						Market Rent $xxxx; AVM date supports value of $xxxx
432276524	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-2.86%	08/23/2019	84.0	Origination AVM $xxxx Variance 18.13%
Post Close AVM $xxxx Variance -2.86% Confidence Score 84
; Subject is on septic.  Home has been updated (kitchen and bath)
																																																																						Subject has an above ground pool. Smoke and CO2 detectors found.
432276528	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	4.41%	07/31/2019	xxxx	xxxx	-2.68%	08/23/2019	82.0	Origination AVM (BPO) $xxxx Variance 4.41%
Post Close AVM $xxxx Variance -2.68% Confidene score 82
; Master suite added and flow with house.  Subject has been updated in the kitchen and bathrooms.
																																																																						Utilites were on at inspection. HOA fee covers the CCR's
432275667	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	1.03%	08/26/2019	80.0	Origination AVM $xxxx Variance -6.22%
Post Close AVM $xxxx Variance 1.03% Confidence Score 80
 ; Subject is on well and septic. Home has been updated on the interior
																																																																						2 building on site are a xxxx and a xxxx
432275836	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	2.73%	02/02/2021	12.6	Market Rent is xxxx
Water heaters double strapped and smoke and CO2 detectors noted.
Subject has a shared driveway with another property that is common
																																																																						xxxx- xxxx with photos of garage interiors and vent hoods installed.
432275869	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-6.67%	08/26/2019	88.0	Origination AVM $xxxx Variance 48.34%
Post Close AVM $xxxx Variance -6.67% Confidence score 88
; Value declining in area but now that subdivision is complete and there is a lack of new homes the prices will begin to rise per the appraiser. Last home to be sold in complex
Utiites were not on at inspection nor were appliances installed and there were no smoke or CO2 Detectors found.
Market rent $xxxx
with photos dated- Appliances installed, landscaping done, smoke and CO2 detectors installed. Utilities on.
																																																																						xxxx County Certificate of Occupancy dated
432276530		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None		xxxx	xxxx	4.13%	08/05/2019																														xxxx	xxxx	-1.81%	08/27/2019	92.0																					Origination AVM (BPO) $xxxx Variance 4.13% Post-Close AVM 8/27/19 $xxxx Variance -1.81%; Subject has well and septic
432276548	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	7.23%	08/09/2019	xxxx	xxxx	3.01%	08/27/2019	80.0	Origination AVM $xxxx Variance 4.91%
Origination BPO $xxxx Variance 4.91%
Post Close AVM $xxxx Variance 3.01% Confidence Score 80
; Utilities were on at time of inspection.
Market Rent $xxxx
																																																																						Subject converted from apartments to condo's in 1979
432275898		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			xxxx	xxxx	0.62%	08/28/2019	95.0
432275905		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																															xxxx	xxxx	-1.38%	08/07/2019	xxxx	xxxx	3.53%	08/28/2019	94.0
432275910	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	5.94%	08/07/2019	0.0	xxxx	xxxx	-6.90%	08/28/2019	79.0	Origination AVM $xxxx Variance 5.94%
Post Close AVM $xxxx Variance -6.9% Confidence Level 420
; Operable smoke and CO2 detectors found. Strapped Water heaters. Windows with xxxx.
																																																																						xxxx is attached to house with no xxxx or xxxxand given no value. No health and safety issues notes.
432275904		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	1.31%	07/26/2019	0.0																									xxxx	xxxx	-5.38%	08/29/2019	89.0
432275907		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-1.11%	07/29/2019	0.0																									xxxx	xxxx	5.70%	08/29/2019	95.0
432275908		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	5.95%	06/30/2019	0.0																									xxxx	xxxx	-5.12%	08/29/2019	97.0
432275923		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-8.49%	07/31/2019	0.0																									xxxx	xxxx	-8.92%	08/29/2019	90.0																					Origination AVM $xxxx Variance -8.49% Post Close AVM $xxxx Variance -8.92% Confidence Score 90 ; Kitchen and bath have been updated Utilites were on
432275929	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	55.04%	08/02/2019	0.0	xxxx	xxxx	25.61%	08/29/2019	93.0	Origination AVM $xxxx Variance 55.04%
Post Close AVM $xxxx Variance 25.61% Confidence Score 93
; Subject back a few commerical buildings
Market Rent is $xxxx
Utilites were on at inspection.
Adjustments were exceed due to the condtions while all comps were within the same subdivision.
																																																																						Minor deferred maintenance is cosmetic with a cost to cure of $xxxx
432275937	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	3.00%	08/12/2019	xxxx	xxxx	6.82%	07/31/2019	0.0	xxxx	xxxx	1.86%	08/30/2019	93.0	Origination AVM $xxxx Variance 6.82%
Post Close AVM $xxxx Variance 1.86%
; CO@/Smoke detector noted with water heater double strapped
Subject located on a traffic street with noise
Garage parking noted and each units seperately metered.
																																																																						Market rent both units is $xxxx pnly one unit rented at $xxxx
432275940	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-11.28%	08/08/2019	0.0	xxxx	xxxx	6.46%	08/30/2019	88.0	Origination AVM $xxxx Variance -11.28%
Post Close AVM $xxxx Variance 6.46% Confidence score 88
; Home originally built by xxxx in the xxxx and has been remodeled and updated within the past 1-5 yrs.
All untilites on and functional.
																																																																						Adverse conditions noted with a busy street and vacant lot behind the subject.
432276509	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-4.38%	07/05/2019	0.0	xxxx	xxxx	-1.75%	08/30/2019	94.0	Origination AVM $xxxx Variance -4.38%
Post Close AVM $xxxx Variance 1.05%  Confidence Score 94; Siding issue given a cost to cure of $xxxx
Last sale for $xxxx in non-disclosure state
Market Rent $xxxx
																																																																						Utilities were on an functional.
432276512	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	34.98%	07/13/2019	0.0	xxxx	xxxx	-3.02%	08/30/2019	92.0	Origination AVM $xxxx Variance 34.98%
Post Close AVM $xxxx Variance -3.02% Confidence Score 92
; Subject is new construction. With prior transfer between two companies that appear to be typical of building process.
Market Rent is $xxxx
Certificate of Occupancy xxxx FL dated xxxx
																																																																						sith photos dated xxxx
432276532	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	4.24%	08/11/2019	xxxx	xxxx	-0.17%	08/30/2019	0.0	xxxx	xxxx	-0.17%	08/30/2019	99.0	Origination AVM $xxxx Variance -.43%
Post Close AVM $xxxx Variance -.17% Confidence Score 99
; At inspection new roof was being installed. New AC, newer hot water heater updated master bath and kitchen
																																																																						with photos
432275926		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	24.33%	07/30/2019	0.0																									xxxx	xxxx	-4.76%	09/03/2019	87.0																					Origination AVM $xxxx Variance24.33% Post Close AVM $xxxx Variance -4.76% Confidence Score 87 ; Kitchen and bath have been updated. Minor foundation settlement typical for age of home
432275931	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	10.57%	08/05/2019	0.0	xxxx	xxxx	10.87%	02/02/2021	0.157	Origination AVM $xxxx Variance 10.57%
Post Close AVM $xxxx Variance -22.79% Confidence Score 63
Post-close AVM $xxxx Variance 10.87% Confidence Score: M(.157)
; Last transfer in xxx was a Grant Deed Transfer to add a name not a sale.
Utilites were on. Water heater was sobule strapped and Smoke/CO2 detectors found in subject.
Market rent is $xxx
																																																																						PG xxxxxx Fan installed above the freestanding gas stove.; AVM date supports value of $xxxx
432275935	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	1.80%	08/13/2019	xxxx	xxxx	4.03%	07/19/2019	0.0	xxxx	xxxx	-0.62%	09/03/2019	85.0	Origination AVM $xxxx Variance 4.03%
Post Close AVM $xxxx Variance -0.62% Confidence Score 85
; Subject has slopping topography like all comps
Subject was updated six to 10 years ago
Subject has working smoke and CO2 detectors and the water heater is tankless.  Gas meter has shutoff earthquake value.
																																																																						Enclosed patio is permitted.
432275950	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	130.46%	08/14/2019	0.0	xxxx	xxxx	-7.48%	09/03/2019	95.0	Origination AVM $xxxx Variance 130.46%
Post Close AVM $xxxx Variance -7.48% Confidence Score 95
; All comps from subject subdivision. Utilities were on at inspection.
xxxx does not require water heater to be double strapped.
																																																																						Smoke detectors seen by appraiser
432275871	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	1.35%	08/02/2019	xxxx	xxxx	-29.64%	05/28/2019	0.0	xxxx	xxxx	-1.61%	09/05/2019	0.0	Both units and boat house have been updated recently. xxxx removed from report due to no xxxxa.
xxxx photo of railing in xxxx area requested by lender.
																																																																						CO2/Smoke Detecotrs noted. Water heater double strapped, Also tankless water heater. Utilities were on.; AVM date xxxx supports value of $xxxx
432275899		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-6.38%	07/25/2019	0.0																									xxxx	xxxx	6.97%	09/04/2019	88.0
432275906	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-25.84%	07/05/2019	0.0	xxxx	xxxx	1.13%	02/02/2021	0.089	Origination AVM $xxxx Variance -25.84%
Post Close AVM $xxxx Variance -16.09% Confidence Score 88
Post-close AVM $xxxx Variance 1.13% Confidence Score H(.089)
; Tank noted on appraisal is propane used for gas grill
																																																																						Utilities were on at time of inspection; AVM date xx/xx/xxxx supports value of $xxxx
432275917	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	18.87%	08/06/2019	0.0	xxxx	xxxx	20.27%	02/02/2021	0.141	Origination AVM $xxxx Variance 18.87%
Post Close AVM $xxxx Variance -11.22% Confidence Score 74
Post-close AVM $xxxx Variance 20.27% Confidence Score: M (.141)
; Subject has new gas heater, new bath and xxxx. Subject sold at below market value prior.
Kitchen and bath have been updated
																																																																						Smoke and CO2 detectors present at inspection; AVM date supports value of $xxxx
432275920	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	0.57%	08/20/2019	xxxx	xxxx	2.86%	07/26/2019	0.0	xxxx	xxxx	-2.29%	09/04/2019	83.0	Origination AVM $xxxx Variance 2.86%
Post Close AVM $xxxx Variance -2.75% Confidence Score 83
; Subject appraised subject to stove being moved and gas pipe to be disconnected in laundry room (that was converted to living area without permit)
Reinspection on xxxx photos show stove removed and gas line disconnected.
																																																																						Subject has smoke and CO2 detectors plus strapped water heaters.
432275951	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	6.79%	0.0	xxxx	xxxx	3.30%	09/05/2019	94.0	Origination AVM $xxxx Variance 6.79%
Post Close AVM $xxxx Variance 3.3% Confidence Score 94
; Smoke and CO2 detectors present at inspection  Water heater double strapped and Utilities were on
																																																																						Subjuect is in a xxxx
432276531		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	18.03%	07/22/2019	0.0																									xxxx	xxxx	-8.85%	09/05/2019	90.0
432276533	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-20.18%	08/14/2019	0.0	xxxx	xxxx	5.00%	02/02/2021	0.155	Origination AVM $xxxx Variance -20.18%
Post Close AVM $xxxx Variance -12.2% Confidence Score 81
Post-close AVM $xxxx Variance 5.0% Confidence Score: M (.155)
; Kitchen and bath updated xxx to xxx years ago
Subject is legal non-conforming and typical for the area due to lot size.  Subject on septic which is typical
Market retn is $xxxxx
																																																																						Smoke and CO2 detectors present with water heater double strapped; AVM date supports value of $xxxx
432276541	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-16.22%	08/15/2019	0.0	xxxx	xxxx	10.42%	09/05/2019	87.0	Origination AVM $xxxx Variance -16.22%
Post Close AVM $xxxx Variance 10.42%  Confidence Score 87

; Kitchen and bathrooms updated but timeframe not given. Subject sides to busy street buffered by block wall with large setback.
																																																																						Smoke and CO2 detectors present and water heater double strapped
432276556	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-11.58%	08/06/2019	0.0	xxxx	xxxx	-1.86%	02/02/2021	0.057	Origination AVM $xxxx Variance -11.58%
Post Close AVM $xxxx Variance -14.29% Confidence Score 88
Post-close AVM $xxxx Variance -1.86% Confidence Score: H(.057)
; Subject is a FSBO--xxxx is a non disclosure state.-Subject was being used as a model home/sales office for the subdivision with rent back agreement with seller until xx/xx/xxxx
Utilites were on.
																																																																						Market Rent is $xxxx; AVM date supports value of $xxxx within 10%.
432275958	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-11.93%	08/20/2019	0.0	xxxx	xxxx	-6.67%	09/06/2019	97.0	Origination AVM $xxxx Variance -11.93%
Post Close AVM $xxxx Variance -6.67% Confidence Score 97
; Some updates done but no timeframe given
Subject water heater double strapped, smoke detector installed and missing CO2 detector
Market Rent $xxxx
																																																																						Listing Broker provided pictures of CO2 Detector installed by xxxx
432275896		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-16.77%	07/28/2019	0.0																									xxxx	xxxx	24.21%	09/09/2019	79.0
432276520	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-16.91%	08/02/2019	0.0	xxxx	xxxx	-2.42%	09/11/2019	81.0	Origination AVM $xxxx Variance -16.91%
Post Close AVM $xxxx Variance -2.42% Confidence Score of 81

; All utilities were on at inspection and CO2/Smoke detecors were present
Subject is an attached xxxx-subject is in a short term rental community.
																																																																						Community is xxxx
432276523	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	62.54%	07/26/2019	0.0	xxxx	xxxx	12.19%	02/02/2021	0.0	Origination AVM $xxxx Variance 62.54%
Post Close AVM $xxxx Variance -17.07% Confidence Score 84
Post-close AVM $xxxx Variance 12.19% Confidence Score: H(.077)
; PG xxxx VRBO info $xxxx per night---Market rent $xxxx per month
Utilities were on and both kitchen and bath have been updated but timeframe not stated.
																																																																						$xxxxcost to cure garage conversion; AVM date supports value of $xxxx
432276526	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-4.15%	08/08/2019	0.0	xxxx	xxxx	-7.48%	09/11/2019	91.0	Origination AVM $xxxx Variance -4.15%
Post Close AVM $xxxx Variance -7.48%  Confidence Level 91
; Subject kitchen and bathrooms updated timeframe unknown. Subject in a developed xxxx
Large adjustments due to lack of sales in the area.  HOA dues pays for 24 security, gate, pool, tennis facilities, clubhouse, parks and green spaces
																																																																						Basement is unfinished.
432276534	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-12.50%	08/12/2019	0.0	xxxx	xxxx	-6.12%	09/11/2019	89.0	Origination AVM $xxxx Variance -12.5%
Post Close AVM $xxxx Variance -6.12% Confidence Score 89
; Kitchen updated one year ago but not bathrooms and new water heater in 2017 Utiiities were on at inspection.
																																																																						Market Rent is $xxxx
432276538		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	34.58%	08/06/2019	0.0																									xxxx	xxxx	-0.88%	09/11/2019	89.0																					Origination AVM $xxxx Variance -34.58% Post Close AVM $xxxx Variance -0.88% Confidence Score 89 ; HOA is responsible for the Roads. Utilities were on at inspection. Market Rent $xxxx
432276540	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	103.75%	08/20/2019	0.0	xxxx	xxxx	2.12%	09/11/2019	88.0	Origination AVM $xxxx Variance 103.75%
Post Close AVM $xxxx Variance 2.13%; Utilities were on at inspection. Since purcashe new pool equipment installed, better pool decking
No damange noted due to XXX XXX
Assesor units in other building are permissiable and seperately metered. Units not rented out
																																																																						Smoke detectors were found in home but no CO2 Detectors (not required)
432276543		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-10.77%	08/18/2019	0.0																									xxxx	xxxx	-5.94%	09/11/2019	50.0																					Origination AVM $xxxx Variance -10.77% Post Close AVM $xxxx Variance -5.94% Confidence Score 50 ; Market Rent is $xxxx Subject is an end unit townhome
432276545	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	464.48%	08/09/2019	0.0	xxxx	xxxx	-2.84%	09/11/2019	95.0	Origination AVM $xxxx Variance 464.48%
Post Close AVM $xxxx Variance -2.84%  Confidence Score 95
; Subject is in a gated community with park and small common ground.
Water heater double strapped with smoke detector installed and missing required CO2 detector.  Also appears some flooring is missing in one bathroom.
																																																																						Appraiser stated cost to cure bathroom floor was $xxxx with no health or saftety issues noted due to missing flooring.
432276559		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	8.22%		0.0																									xxxx	xxxx	-5.17%	09/11/2019	85.0																					Origination AVM $xxxx Variance 8.22% Post Close AVM $xxxx Variance -5.17% ; Utilities were on at inspection with picture of Dishwasher and appliances installed
432275941	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	Form 1073-Individual Condominium Report	08/10/2019	xxxx	xxxx	-9.00%	08/13/2019	0.0	xxxx	xxxx	-7.09%	09/12/2019	50.0	Origination AVM $xxxx Variance -9%
Post Close AVM $xxxx Variance -7.09% Confidence Score 50
; Subject in xxxx high rise condo with 174 units. 5% on building is Resturants and commerical shops, 5% commerical space, Numerous amenities.
																																																																						Subject is on 33 floor with 2 levels. Kitchen and bathrooms remodeled 1 to 5 years ago
432275927	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-5.94%	08/17/2019	xxxx	xxxx	-21.10%	09/12/2019	91.0	xxxx	xxxx	0.00%	XXXX	02/18/2021	Origination BPO $xxxx Variance -21.45%
Post Close AVM $xxxx Variance -21.1% Confidence Score 91
Post-Close CDA $xxxx; Kitchen and bathrooms remodeled 1 to 5 years ago. All utilities were on. Subject has new windows and hardwood flooring. Subject is tenant occupied (brother lives rent free
Market Rent is xxxx
CO2 and Smoke Detectors installed but water heater is not double strapped
																																																																						xxxx with photos showsing water heater double strapped; CDA date supports value of $xxxx
432275953	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-28.56%	08/19/2019	0.0	xxxx	xxxx	-8.55%	09/13/2019	86.0	Origination AVM $xxxx Variance -29.56%
Post Close AVM $xxxx Variance -8.55%8 Confidence Score 86
; Subject is located on a private street maintained by the HOA It is in an Un-incorporated part of the xxxx
Subject has been remodeled since purchase in Kitchen and bathrooms, new roof.
Utilities were on at inspection with both smoke/CO2 detectors present. Water heater double strapped
																																																																						Pool invoice for cleaning and filling the pool
432275957	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-8.57%	08/14/2019	0.0	xxxx	xxxx	-4.68%	09/13/2019	88.0	Origination AVM $xxxx Variance -8.57%
Post Close AVM $xxxx Variance -4.68% Confidence Score 88
; Kitchen updated 6 to 10 years ago  Bathrooms not updated.  Utilities were on at inspection
Water heater double strapped aiwth CO2/Smoke detecors present
																																																																						Extra building was a spa room with no permits found. Economic obsolescence noted. No cooking element installed in room -appraiser gave building no value.
432275963	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	5.80%	08/26/2019	0.0	xxxx	xxxx	1.29%	09/13/2019	76.0	Origination AVM $xxxx Variance 5.8%
Post Close AVM $xxxx Variance 1.29% Confidence Score 76
; Garage was converted to additional living space--Cost to cure to convert back garage $xxxx to $xxxx
																																																																						Smoke/CO2 detectors installed. Water Heater is double strapped. Utilities were on.
432275895		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-32.16%	07/11/2019	0.0																									xxxx	xxxx	-0.86%	09/16/2019	50.0
432276507	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	URAR Form 1004	07/02/2019	xxxx	xxxx	-39.60%	07/02/2019	0.57	xxxx	xxxx	-5.31%	02/02/2021	0.214	Subject prior sale was an estate sale. with home demolished and totally rebuild.
xx/xx/xx City approved use permit request
Pg xxxx dated xx/xx/xx with photo showing yard is complete, Fire Marshall signed off,
Pg xxxx dated xxxxwith photo showing Permanent electirc meter is  not connected. gas and water service is connected, Final Signed off City Permit
Pg xxx Notice of Completion record xx/xx/xx

432276527		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None		xxxx	xxxx	10.00%	08/21/2019	xxxx	xxxx	-67.79%		0.0																									xxxx	xxxx	-9.22%	09/27/2019	50.0
432276535		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-8.71%	08/21/2019	0.0																									xxxx	xxxx	-2.21%	09/27/2019	90.0
432275979	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-3.70%	09/11/2019	0.0	xxxx	xxxx	-7.77%	10/01/2019	84.0	Origination AVM 09/11/19 $XXX Variance -3.7%
Post Close AVM 10/01/19 $XXX Variance -7.77% Confidence Score 84
; Subject is on septic system
Smoke and CO2 detectors installed
																																																																						Each bedroom has 2 windows with only one window having bars in each room
432275984	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	10.37%	09/12/2019	0.0	xxxx	xxxx	4.71%	10/01/2019	89.0	Origination AVM 09/12/19 $XXX Variance 10.37%
Post Close AVM 10/01/19 $XXX  Variance 4.71% Confidence Score 89

; Kitchen and bathrooms updated 6 to 10 years ago
																																																																						smoke detectors present--utilites were on
432276539		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	403.84%	08/23/2019	0.0																									xxxx	xxxx	-4.60%	02/02/2021	0.122																					Kitchen and xx updated xx than xx xx ago. Added new tile xx, interior and exterior paint, drywall and mold remediation. Market Rent is $xx
432275903	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-2.26%	08/30/2019	xxxx	xxxx	-0.02%	08/06/2019	0.0	xxxx	xxxx	-9.90%	10/02/2019	89.0	Origination AVM 08/06/19 $XXX Variance -0.02%
Origination BPO 08/30/19 $XXX Variance -2.26%
Post Close AVM 10/02/19 $XXX Variance -9.9% Confidence Score 89
; Kitchen and bathrooms updated 6 to 10 years ago. Puchase prior below market value due to motivated seller.--Custom Home
Utilties were on at inspection.
																																																																						Water heater double strapped with smoke/CO2 detectors present.
432275932	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-19.08%	08/20/2019	0.0	xxxx	xxxx	-4.88%	10/02/2019	71.0	Origination AVM 08/20/19 $XXX Variance -19.08%
Post Close AVM 10/02/19 $XXX Variance -4.88% Confidence Score 71

; All utilities were on at inspection. 2 seperate meters for electricity Basement has a den, rec room, bedroom and full bath but no kitchen
Hot water heater was strapped with smoke/CO2 detectors found.
Market Rent is $3000
																																																																						PG 578 Certificate of Continued Occupancy from Township dated 8/1/2019
432275933	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	8.56%	09/04/2019	0.0	xxxx	xxxx	2.78%	10/02/2019	85.0	Origination AVM 09/04/19 $XXX Variance 8.56%
Post Close AVM 10/02/19 $XXX Variance 2.78% Confidence Score 85
; Kitchen and bathroom remodeled one to five years ago. Has new paint,flooring and cabinets
Tankless hot water heater with smoke/co2 detectors present
																																																																						Subject front commerical properties which creates an external loss. THe garage has a operational garage door even though part blocked off for a family room. Garage has abathroom that was completed with permits. Detached bonus room was not permitted and given no value.
432275670	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	3.21%	09/17/2019	xxxx	xxxx	-18.81%	09/20/2019	0.0	xxxx	xxxx	-4.03%	10/03/2019	75.0	Origination AVM 06/20/19 $XXX Variance -16.94%
Origination BPO 9/1/19  $XXX Variance 5.59%
Post Close AVM 10/03/19 $XXX Variance -1.82% Confidence Score 75
; kitchen and bathroom remodeled time frame unknown.  Subject has an above ground oil tank in the basement which appears adequate with no seepage or odor. Tank is leased pg 114 for $88 a year
																																																																						Water heater is double strapped with both smoke/CO2 detectors present. All utilities were on at inspection. Basement stairs have a handrail as of 9/24/2019 (pg 623)
432275674	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-0.39%	09/06/2019	0.0	xxxx	xxxx	-4.68%	10/03/2019	79.0	Origination AVM 9/06/19 $XXXX Variance -0.39%
Post Close AVM 10/03/19 $XXX Variance -4.68% Confidence Score 391
; Subject was transferred on 6/28/19 via Quit Claim. Prior was  foreclosed on 12/17 for $15000 Subject transfered as an REO in need of repairs.
Kitchen and bathrooms updated one to five years ago.
																																																																						Smoke detectors present but no CO2 detectors Utilities were on at inspection.
432275675	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-20.93%	09/10/2019	0.0	xxxx	xxxx	-7.79%	10/03/2019	89.0	Origination AVM 09/10/19 $XXX Variance -20.93%
Post Close AVM 10/03/19 $XXX Variance -7.79% Confidence Score 89
																																																																						; Kitchen and bathroom updated time frame unknown. Subject has smoke/CO2 detectors and tankless water heater.
432275676	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-19.26%	08/30/2019	0.0	xxxx	xxxx	16.27%	10/03/2019	86.0	Origination AVM 08/30/19 $XXX Variance -19.26%
Post Close AVM 10/03/19 $XXX Variance 16.27% Confidence Score 86
; Grant deed without value on 3/27/17 - appears to be a family transfer.
 Utilites were on with double strapped watera heater and smoke/CO2 detectors noted to be present. Solar Panals are owned by the landlord
Kitchen updated 6 to 10 years ageo with bathroom updated 11 to 15 years ago  Appraiser noted that there were 3 BR and 2 baths which is in the legal gla area. Appears prior owner added on and are built in a workman like manor Per profile on a 2/1
																																																																						Market Rent is $3000
432275924		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-26.04%	07/15/2019	0.0																									xxxx	xxxx	-37.06%	10/03/2019	81.0	xxxx	xxxx	0.00%	XXXX	02/18/2021
432275925	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	22.89%	08/22/2019	0.0	xxxx	xxxx	-6.82%	10/03/2019	93.0	Origination AVM 08/22/19 $XXX Variance 22.89%
Post Close AVM 10/03/19 $XXX Variance -6.82% Confidence score 93
; Kitchen updated one to 5 years ago
CO2 Detextors found installed, water heater double strapped, Smoke alarms not on each floor
																																																																						Value deemed reasonable and supported
432275943	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-35.55%	08/13/2019	xxxx	xxxx	-5.42%	02/11/2021	xxxx	xxxx	-58.08%	10/03/2019	71.0	Newly constructed condo building xxxx. Retil only makes up xxxx of the building space
There is 24 hr concierge, kike storage, playroom, dog run and lounge with dog wash, club room, pool, grilling station, guest suite, yogoa dn barre studo, fitness center, theaer and indoor/outdoor lounges.
																																																																						xxxx
432275948	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	5.00%	08/28/2019	0.0	xxxx	xxxx	23.64%	10/03/2019	81.0	Origination AVM 08/28/19 $XXX Variance 5%
Post Close AVM 10/03/19 $XXX Variance 23.64% Confidence Score 81

; Utilities were on and working. Smoke Detector present. Hot water heater has a temperature release valve
																																																																						Market Rent is $1500
432275952		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	20.99%	09/18/2019	0.0																					xxxx	xxxx	0.00%	02/09/2021	xxxx	xxxx	-63.48%	10/03/2019	96.0
432275964	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	4.87%	09/10/2019	xxxx	xxxx	4.37%	09/23/2019	0.0	xxxx	xxxx	-7.63%	10/03/2019	92.0	Origination AVM 09/23/19 $XXX Variance 4.37%
Origination BPO 9/10/19 $XXX Variance 4.87%
Origination BPO 9/10/19 $XXX  Variance 9.53%
Post Close AVM 10/03/19 $XXX Variance -7.63% Confidence Score 92
; Prior Sale was a Sheriff Sale-Noted as a Bank sale.  Utilities were on and working at inspection.  Market rent is $2300
																																																																						Kitchen and bath updated 11 to 15 years ago. Home has not been maintained, interior is average, flood are older with a finished basement and a detached garage which sugger from obsolesence due to a fence and a grass area in order to reach the garage. Was used as a playroom prior to bank sale. No fan or hood over the stove, stain on ceiling does not appear to be pose a risk due to leaks Cost to cure $1000. Cost to convert the garage back to original intenton is $5000 Carpet replacement $3000
432275967	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-7.73%	09/06/2019	0.0	xxxx	xxxx	9.03%	10/03/2019	50.0	Origination AVM 09/06/19 $XXX Variance -7.73%
Post Close AVM 10/3/19 $XXX Variance 9.03% Confidence Score 50
; Kitchen and bathrooms updated 10 years ago.
Smoke/CO2 detectors noted in both units and water heaters are double strapped. All utilities were on.
																																																																						Estimated Market Rent is $3200 Appraiser shows both units as owner occupied.
432275677		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	299.58%		0.0																					xxxx	xxxx	-8.33%	02/10/2021	xxxx	xxxx	-30.42%	10/04/2019	50.0																					Lender review xxxx Utilities were on and functioning. Water heater is tankless with smoke/CO2 detectors present. Windows had safety releases for bars
432275894		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None		xxxx	xxxx	-9.17%	08/06/2019	xxxx	xxxx	-54.82%		0.0																									xxxx	xxxx	-35.62%	10/04/2019	95.0	xxxx	xxxx	0.00%	XXXX	02/18/2021
432275921	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-9.80%	08/23/2019	0.0	xxxx	xxxx	0.53%	10/04/2019	95.0	Origination AVM 08/23/19 $XXX Variance -9.8%
Post Close AVM 10/04/19 $XXX Variance 0.55% Confidence Score 95

; No external obsolescence due to closingness to freeway.  All utilities were on at inspection. Smoke/Co2 detectors present and water heater is double strapped.
																																																																						Market Rent is $2250
432275949	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-0.49%	07/31/2019	0.0	xxxx	xxxx	-0.18%	10/04/2019	94.0	The cost to cure for restoring the un-permitted Enclosed Patio is estimated to be $2,500 and this has been considered in the final conclusion of the opinion of value.
																																																																						Land value exceeds 30% of the market value and is deemed typical for the area.
432275955		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None		xxxx	xxxx	-5.13%	09/17/2019	xxxx	xxxx	-20.81%	09/09/2019	0.0																					xxxx	xxxx	-1.74%	02/10/2021																										Market Rent $xxxx per appraiser. xxxx Subject is new construction never lived in. Utilities were on at inspection xxxx Certificate of Occupancy City of XXXX dated xxxx
432275956	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	12.85%	08/28/3019	0.0	XXXX	XXXX	-5.08%	10/04/2019	50.0	Origination AVM 8/28/2019 $XXX Variance 12.85%
																																																																						Post Closing AVM 9/20/2019 $XXX Confidence score 50 variance -5.08%; Private Road: PRMA is not recorded in public records. It is reflected on the plat map (pg. 653)
432276555	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	XXXX	XXXX	-3.81%	10/07/2019	50.0	Post Close AVM 10/07/19 $XXXX Variance -3.81% Confidence Score 50

; PG 160 Certificate of Occupancy XXXX FL dated 6/13/2019 1% of space is for commercial use -restaurant and novelty shop--allows short term rental in project of less than 7 months
Private street maintained by the HOA--Utilities were on at inspection. Smoke Detector present
																																																																						Market rent is $3222 - pg71
432276558		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																															xxxx	xxxx	-9.03%	02/11/2021	XXXX	XXXX	-24.60%	10/07/2019	50.0
432276573		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-3.02%	09/18/2019	0.0																									XXXX	XXXX	-4.80%	10/07/2019	89.0
432276574	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-7.92%	09/11/2019	0.0	XXXX	XXXX	-8.24%	10/07/2019	50.0	Origination AVM 09/11/19 $XXX Variance -7.92%
Post Close AVM 10/07/19 $XXX Variance -8.24% Confidence Score 50

; Pg 182 Certificate of dated 3/23/2019-  Property has been completely remodeled--Utilities were on at inspection
Smoke/CO2 detectors present
2% is commercial usage of building. 4 units house coffee shop, restaurant, span and deli shop
																																																																						Market Rent is $2900
432276546	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	4.09%	09/07/2019	xxxx	xxxx	8.10%	08/19/2019	0.0	XXXX	XXXX	0.88%	10/08/2019	80.0	Origination AVM 08/19/19 $XXX Variance 8.1%
Origination BPO 9/7/2019 $XXX Variance 8.10%
Post Close AVM 10/08/19 $XXX Variance 0.88% Confidence Score 80
; Kitchen updated less than 1 year ago. Hot water heater is double strapped with smoke/CO2 detectors present. Pg 49 Termite Letter, Pg 60 Roof Cert
Subject is a large custom home with a gated entrance to the driveway
																																																																						Subject is on a private street with a maintenance agreement provided in file pg 601. Subject also has septic and sewer- pg 610 Certification
432276547		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-19.32%		0.0																									XXXX	XXXX	-8.98%	10/08/2019	93.0																					Origination AVM not on report (pg. 318) $XXX Variance -13.3% Post Close AVM 10/08/19 $XXX Variance -8.98% Confidence Score 93
432276551	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	XXXX	XXXX	-0.79%	10/08/2019	94.0	Post Close AVM 10/08/19 $XXX Variance -0.79% Confidence Score 94; Subject has a septic System- subject is legal non coforming and can be rebuilt- Property located on the peninsula in XXX on a residential street
Lake front property-limited sales in area thus some comps within a 5 mile radius

432276560		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	11.09%	08/23/2019	0.0																									XXXX	XXXX	-0.75%	10/08/2019	92.0
432276563		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-14.06%	09/17/2019	0.0																									XXXX	XXXX	-5.24%	10/08/2019	93.0																					Origination AVM 09/17/19 $XXX Variance -25.62% Post Close AVM 10/08/19 $XXX Variance -0.0% Confidence Score 93
432276575	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-31.11%	09/18/2019	0.0	XXXX	XXXX	-0.39%	10/08/2019	92.0	Origination AVM 09/18/19 $XXX Variance -31.11%
Post Close AVM 10/08/19 $XXX Variance -0.39% Confidence Score 92
; Kitchen and bathrooms remodeled timeframe unknown. Smoke/CO2 detectors present at inspection with utilities on
Water heater was double strapped per 442 with photo pg 523
Market Rent $2800
																																																																						Form 442 p524 Cert of completion
432276579		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-11.36%	09/09/2019	0.0																									XXXX	XXXX	14.97%	02/02/2021	0.102
432276584	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	202.13%	09/24/2019	0.0	XXXX	XXXX	-5.00%	10/08/2019	73.0	Origination AVM 09/24/19 $XXX Variance 202.13%
Post Close AVM 10/08/19 $XXX Variance -5% Confidence Score 73
; Utilities were on and operational at time of inspection.
Market Rent $2200
																																																																						Comps provided deemed reasonable to support value
432276587		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None		xxxx	xxxx	-4.92%	09/18/2019	xxxx	xxxx	-4.96%	09/13/2019	0.0																									XXXX	XXXX	-1.90%	10/08/2019	50.0
432276011		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-6.49%	09/23/2019	0.0																									XXXX	XXXX	5.61%	10/09/2019	85.0																					Origination AVM 09/23/19 $XXX Variance -6.49% Post Close AVM 10/09/19 $XXX Variance 5.61% Confidence Score 85 ; CS 85
432275673	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-36.77%	09/18/2019	0.0	XXXX	XXXX	-5.03%	10/10/2019	89.0	Origination AVM 09/18/19 $XXX Variance -36.77%
Post Close AVM 10/10/19 $XXX Variance -5.03% Confidence Score 89
; Prior sale was a builder sale.  Subject is 3 levels and has an elevator
Utilities were on and functioning. Subject has both CO2 and Smoke detectors
Market Rent $4500  There are limited long term rentals in the area. Area know more for vacation rentals.
1007 indicates long term rental rate estimate p152
																																																																						Does not appear subject is in a community that requires short term rentals but appraiser notes that the area is predominantly used for vacations rentals.
432275678		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	3.16%	09/19/2019	0.0																									XXXX	XXXX	-1.04%	10/10/2019	89.0																					Origination AVM 09/19/2019 $XXX Variance 17.37% Post Close AVM 10/10/2019 $XXX Variance -1.04% Confidence Score 89
432275891		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None		xxxx	xxxx	9.81%	07/18/2019	xxxx	xxxx	-46.58%		0.0																									XXXX	XXXX	3.40%	10/10/2019	78.0																					Origination BPO 07/18/19 $XXX Variance 9.81% / Origination BPO (not dated) $1,255,481 Variance -46.58% Post Close AVM 10/19/19 $XXX Variance 3.4% Confidence Score 78
432275973		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	10.76%	08/29/2019	0.0																									XXXX	XXXX	-6.25%	10/10/2019	90.0																					Origination AVM 08/29/2019 $XXX Variance -86.53% - New construction, this is land value only. Post Close AVM 10/10/19 $XXX Variance -6.25% Confidence Score 90 ; CS 90
432275995	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	92.39%	09/20/2019	0.0	XXXX	XXXX	33.04%	10/11/2019	58.0	Origination AVM 08/20/19 $XXX Variance 92.39%
Post Close AVM 10/11/19 $XXX Variance 33.04% Confidence Score 58
; Kitchen and bath remodeled 6 to 10 years ago. Utilities were on and in good working order.
																																																																						Comps demmed reliable in a stable market with balanced supply and demand.
432276016		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None		xxxx	xxxx	-3.66%	09/12/2019	xxxx	xxxx	16.39%	09/10/2019	0.0																									XXXX	XXXX	36.10%	10/11/2019	71.0																					Origination BPO 09/12/19 $XXX Variance -3.66% Post Close AVM 10/11/19 $XXX Variance 36.1% Confidence Score 71
432276039		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-7.43%	09/27/2019	0.0																									XXXX	XXXX	25.13%	02/02/2021	0.152
432276055	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	11.12%	09/25/2019	0.0	XXXX	XXXX	-2.82%	10/11/2019	88.0	Origination AVM 09/25/219 $XXX Variance 11.12%
Post Close AVM 10/11/19 $XXX Variance -2.82% Confidence Score 88
																																																																						; Signed LOE, receipt and photos for double strapped water heater and secured electrical box p263-267
432275982	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	0.34%	09/17/2019	0.0	XXXX	XXXX	4.33%	10/14/2019	92.0	Origination AVM 09/17/19 $XXX Variance 0.34%
Post Close AVM 10/14/19 $XXX Variance 4.33% Confidence Score 92
; Subject was offered for sale but contract withdrawn when found a renter.  Subject located on a busy road.
Kitchen and baths updated one to five years ago. There is an unpermitted bath attached to the garage but given no value. COst to cure to convert back is $2500
CO2 and Smoke detectors present. Water heater double strapped and utilities were on. Security Bars on windows have releases.
																																																																						Market Rent is $2400
432275992		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	2.01%	09/19/2019	0.0																									XXXX	XXXX	2.12%	10/14/2019	92.0																					Verification borrower recvd copy of appraisal p194
432276020	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-4.95%	09/23/2019	0.0	XXXX	XXXX	20.65%	02/02/2021	0.082	Subject xx remodeled xx to xx years ago and xx remodeled xx to xx years ago Subject neat the xx xx but does not affect marketability of home.
Utilites were on and working at inspection.  xx room was an enclosed xx that was converted and done in a workmanlike manner
Subject has CO2 and Smoke detectors as well as a double strapped water heater.
																																																																						Market Rent is $xx
432275668		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	3.90%	07/24/2019	0.0																									XXXX	XXXX	0.86%	10/16/2019	86.0
432275681		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-19.51%	10/03/2019	0.0																									XXXX	XXXX	-7.83%	02/02/2021	0.115
432275954	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-25.36%	09/06/2019	0.0	XXXX	XXXX	-9.47%	10/16/2019	84.0	Custom built home constructed 2003 with no updates in prior 15 years. Water heater is double-strapped. No significant deferred maintenance.
																																																																						There is an unpermitted studio above the garage with outside entry - value given per grid $10,000
432275969	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-18.92%	08/13/2019	0.0	XXXX	XXXX	12.76%	02/02/2021	0.227	THe contract is a rent to buy option which is being exercised. xx sale is a FSBO
Utilities were on at inspection.  xx remodeled xx to xx yars ago as were the xx. Home is used as an xx with xx adults living there currently.
Subject has a xx with a recreation room and a xx plus full bath.
Market Rent is $xx

432276050		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	107.23%	09/30/2019	0.0																									XXXX	XXXX	0.98%	10/17/2019	82.0																					Origination AVM 09/30/19 $XXX Variance 107.123% Post Close AVM 10/17/19 $XXX Variance 0.98% Confidence Score 82 ; CO2 and smoke detectors present and water heater double strapped Market Rent $4000
432276580	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	13.16%	09/26/2019	0.0	XXXX	XXXX	-6.14%	10/17/2019	87.0	Origination AVM 09/26/19 $XXX Variance 13.16%
Post Close AVM 10/17/19 $XXX Variance -6.27% Confidence Score 87

; Subject has smoke detectors-CO2 detectors not found and not required due to building built prior to 7/1/2008
Subject located in a secure community that backs up to a busy road. Subject not over improved for the market place.
																																																																						Markeet Rent is $1900 per month
432275998	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-1.71%	09/04/2019	0.0	XXXX	XXXX	-1.33%	10/18/2019	96.0	6/22/18 quit claim deed transfer with no reported sales price
Deferred maintenance Estimated cost to cure +/- $2,000. Peeling paint along exterior trim and some missing roof shingles. Considered minor and cosmetic with no impact on marketability/value.
																																																																						Roof Certification p64 life expectancy 10+ years
432275999		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-1.47%		0.0																									XXXX	XXXX	-2.29%	10/18/2019	93.0																					Rent Schedule p143 Market rent $1475
432276000	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	1.59%	09/30/2019	0.0	XXXX	XXXX	-5.33%	10/18/2019	84.0	Origination AVM 09/30/19 $XXX Variance 1.59%
Post Close AVM 10/18/19 $XXX Variance -5.33% Confidence Score 84
; Subject not previously occupied. Subject is new construction.
Price of last sale $0 - Builder
Certificate of Occupancy pg 541 XXX County not dated but signed.
																																																																						Occupancy Affidavit signed 10/16/19 p628
432276009	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	4.48%	10/01/2019	0.0	XXXX	XXXX	-1.65%	10/18/2019	68.0	Origination AVM 10/01/19 $XXX Variance 4.48%
Post Close AVM 10/18/19 $XXX Variance -1.65% Confidence Score 68
; Kitchen and Bath remodeled one to five years ago. Main living area stripped to the studs, new wiring /plumbing/drywall. SUbject has ductless heating and gas fireplace. Also has custom windows and doors.
																																																																						Common Ground is on a 99 year lease.
432276021	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	2.35%	09/13/2019	0.0	XXXX	XXXX	0.81%	10/18/2019	87.0	Origination AVM 09/13/19 $XXX Variance 2.35%
Post Close AVM 10/18/19 $XXX Variance 0.81% Confidence Score 87
; Market Rent $3250
Water Heater double strapped with CO2/smoke detectors present. Utilities on.
																																																																						Subject is in average condition with no deferred maintenance
432276046	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-13.75%	10/01/2019	0.0	XXXX	XXXX	23.03%	10/18/2019	74.0	Origination AVM 10/01/19 $XXX Variance -13.75%
Post Close AVM 10/18/19 $XXX Variance 23.03% Confidence Score 74
; Kitchen and bath remodeled one to five years ago. Smoke and CO2 detectors present with water heater double strapped.
																																																																						Utilities on and functioning.
432276544	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	0.20%	09/20/2019	0.0	XXXX	XXXX	-6.35%	10/18/2019	79.0	Origination AVM 09/20/19 $XXX Variance 0.20%
Post Close AVM 10/18/19 $XXX Variance -6.35% Confidence Score 79
; Utilities were on and functioning. Subject sits on one of the largest lots in the area.
																																																																						Smoke and CO2 Detectors present. Subject has solar Panels owned by the borrower. p76
432276017	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-7.71%	10/03/2019	0.0	XXXX	XXXX	-2.36%	10/21/2019	94.0	Origination AVM 10/03/19 $XXX Variance -7.71%
Post Close AVM 10/21/19 $XXX Variance -2.36% Confidence Score 94
; Subject is on well and septic which are typical for the area. Subject does not have access to publice water or sewer.  Utilities were on and functioning.
																																																																						Kitchen and bath remodeled 11 to 15 years ago. Subject has a detached dock.
432276549	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	54.99%	08/06/2019	0.0	XXXX	XXXX	-5.44%	10/21/2019	75.0	Origination AVM $XXX Variance 14.91%
Post Close AVM 10/21/19 $XXX Variance -5.44% Confidence Score 75

; Subject in overall good condition with updated kitchen and bathrooms.
No damage from XXX XXX
																																																																						All Utilities were on and functioning. Smoke and CO2 detectors present
432275970	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	8.92%	09/19/2019	0.0	XXXX	XXXX	-6.72%	10/22/2019	78.0	Origination AVM 09/19/19 $XXX Variance 8.92%
Post Close AVM 10/22/19 $XXX Variance -6.72% Confidence Score 78

; Subject is on septic which is typical for the area. Basement has a bedroom and bath plus a full kitchen which is acceptable within current zoning. It has an outside entry but not deemed and accessory unit. Upstairs and basement are not seperately metered. No se[erate mailing address and is not rented.
																																																																						Utilities were on and functioning at inpsection.
432276588	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	XXXX	XXXX	-4.98%	10/24/2019	95.0	Post Close AVM 10/24/19 $XXX Variance -4.98% Confidence Score 95

; Subject is on septic, which is typical for area. Kitchen and bath area remodeled 6 to 10 years ago.   Subject has an underground oil tank with no signs of Leaking.
Utilities were on at inspection. There were no CO2 detectors and not required in the state of Nevada.
PG XXX with photo of water heater double strapped.  The water heater was not double strapped and there were Smoke Detectors found through out the house.
																																																																						Subject is above predominate value but does not affect marketability. PG 107 Appraiser Independence Certification of Compliance found dated 9/5/2019
432276592	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-14.25%	09/25/2019	0.0	XXXX	XXXX	-2.93%	10/24/2019	90.0	Origination AVM 09/25/18/19 $xxx Variance -14.25%
Post Close AVM 10/24/19 $xx Variance -2.93%  Confidence Score 90
; Property condition report xx no health or safety issues
xx and xx remodeled xx to xx years ago. Subject value xx predominate due to View xx xx, xx count and xx.  Does not affect xx
																																																																						Smoke and Co2 Detectors present. Subject has xx water heaterx and all utilities were on an operational at inspection.
432276028	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-1.02%	10/02/2019	xxxx	xxxx	95.92%	09/12/2019	0.0	XXXX	XXXX	-4.90%	10/25/2019	82.0	Origination AVM 09/12/19 $XXX Variance 95.92%
Post Close AVM 10/25/19 $XXX Variance -4.9%  Confidence Score 82

; Utilities were on at inspection with CO2/Smoke Detectors present. At inspection subject had no refrigerator, dishwasher, microwave with peeling pain in the kitchen, bathroom and living area. Carpet in house worn. Cost to cure $5000 with cost to cure kitchen and walls $3000 and appliance cost to cure $9000 This amount is included in $30000 condition adjustment.
Market Rent $1540  Appraiser originally states detached townhouse but rear photos appear to show subject is attached to unit next door. Appraisal revised 10/5 and changed to Attached.
																																																																						Contractor bid $35,000 p918
432276059	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	10.06%	10/09/2019	0.0	XXXX	XXXX	-1.61%	10/25/2019	88.0	Origination AVM 10/09/18/19 $XXX Variance 10.06%
Post Close AVM 10/25/19 $XXX Variance -1.61% Confidence Score 88
																																																																						; Kitchen updated 6 to 10 years ago. Bathrooms not updated. Subject has CO2 and Smoke detectors. Water heater is double strapped. Utilities were on and functioning at inspection. Prior sale was non arms length and sold below market.
432276071	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	2.74%	10/07/2019	0.0	XXXX	XXXX	-7.76%	10/25/2019	93.0	Origination AVM 10/07/19 $XXX Variance 2.74%
Post Close AVM 10/25/19 $XXX Variance -7.76  Confidence Score 93
; Market rent $2300 per month   Utilities were on and functioning at inspection. Water heater is double strapped with smoke/CO2 detectors found.
Kitchen updated 1 to 5 years ago with bathroom updated 6 to 10 years ago.
																																																																						Project has club house, pool and community laundry
432276571	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	0.19%	09/03/2019	0.0	XXXX	XXXX	-4.91%	10/25/2019	90.0	Origination AVM 09/03/19 $XXX Variance 0.09%
Post Close AVM 10/25/19 $XXX Variance -4.91%  Confidence Socre 90
; Solar panels are owned by the borrower on the home. Kitchen updated 1 to 4 years ago. Bathrooms not updated.
CO2/Smoke Detectors on each floor. Water heater is newly installed tankless unit.
																																																																						Subject has a pool and sport court. Also a central vaccum system.
432275939		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-10.32%	08/28/2019	0.0																									XXXX	XXXX	-5.28%	10/28/2019	94.0																					Single Family Rent Schedule p183 currently rented $5846/month - market rent $4680/month
432275961	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	17.70%	09/05/2019	0.0	XXXX	XXXX	-5.71%	10/28/2019	72.0	Origination AVM 09/05/19 $XXX Variance 17.7%
Post Close AVM 10/28/19 $XXX Variance -5.71% Confidence Score 72
; Kitchen updated 6 to 10 years ago  Bathrooms not updated. Hot water heater double strappee with CO2/Smoke detectors installed in subject at inspection.
Subject is above predomitate value dut to below average GLA with no affect on marketability. Subject has a full bedroom and bath in finished basement- 2 bedrooms and bath on first level.
																																																																						Value deemed reasonable and supported.
432275997	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-18.00%	09/25/2019	0.0	XXXX	XXXX	-4.10%	10/28/2019	92.0	Origination AVM 09/25/19 $XXX Variance -18%
Post Close AVM 10/28/19 $XXX Variance -4.1% Confidence Score 92
; Kitchen updated 6 to 10 years ago but bathrooms have not been updated.  Utilities were on and operational at inspection. Water Heater double strapped Smoke and CO@ detectors preaent. Smoke detectors connected to security system,
																																																																						Subject is not connected to a public gas line but has a propane tak which is typical for the area.
432276042	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	URAR Form 1004	10/04/2019	xxxx	xxxx	-1.98%	10/10/2019	0.0	XXXX	XXXX	-3.20%	10/28/2019	92.0	Origination AVM 10/10/19 $XXX Variance -1.98%
Origination AVM 10/3/219 $XXX Variance -15.24%
Post Close AVM 10/28/19 $XXX Variance -3.2% Confidence Score 92
; Utilities were on and functioning.  2 Tankless hot water heater with both smoke/CO2 detectors present.  Streets in PUD maintained by the HOA
																																																																						Subject is a custom home with a great view and private location. Sprinkler system installed. Increase over prior sales price due to improvements made and an improving market.
432276006	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	35.42%	09/05/2019	0.0	XXXX	XXXX	13.47%	10/29/2019	87.0	Origination AVM 09/05/19 $XXX Variance 35.42%
Post Close AVM 10/29/19 $XXX Variance 13.47% Confidence Score 87
; PG 270 New licensed expires 9/15/21 while old one expired 9/15/19. Subject on a traffic street. Property is subject to rent control with owner paying utilities.
Subject spanish style duplex that has not been updated. Smoke and CO2 detectors present with double strapped water heaters. Utilities were on and functioning
																																																																						Market Rent from Operating Income Statement not required - not investment property
432276026	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-18.81%	09/26/2019	0.0	XXXX	XXXX	-9.54%	10/29/2019	78.0	Origination AVM 09/26/19 $XXX Variance -18.81%
Post Close AVM 10/29/19 $XXX Variance -9.54%  COnfidene Score 78
; Utilities were on at inspection-Combined CO2/Smoke Detectors present with Release valve for Water Heater.  The road is private and maintained by the HOA
Market Rent $2250 p146 Subject has it's own pool.
Subject is in a gated community (24 hr manned) with a community pool and beach volleyball, fitness center, playground and tennis court and is a short term rental community that appeals to tourist
																																																																						Sales price included furniture.
432276035	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	2.12%	09/30/2019	xxxx	xxxx	11.64%	09/15/2019	0.0	XXXX	XXXX	3.08%	10/29/2019	76.0	Origination AVM 09/15/19 $XXX Variance 11.64%
Post Close AVM 10/29/19 $XXX Variance 3.08%  Confidence Score 76
; Kitchen and bath updated 6 to 10 years ago. New rood 2012, new HVAC and updated electrical
No CO2 detector required. Utilities were on and operational  Market rent is $1700
Subject located near a commercial property which is common for the area.
																																																																						Subject has an enclosed area that appears per the tax records to be permitted and is heated.
432275649	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	12.40%	08/15/2019	0.0	XXXX	XXXX	0.99%	02/02/2021	0.122	Subject is xx and on 2 xx and 2 xx and is legally zoned. Public xx and xx not available. Roof and siding on home about 5 years old with some new windows and doors, plus new back deck. Accessory unit upstairs has its own separate entrance with full kitchen. Property is a fully licensed xx facility with xx
Utilities were on and working at inspection. No portion of property is being used for xx and is not a working xx.  Subject has an SFR and also a xx on the back of property given no value.
(E-mail xx with Detailed explanation for all adjustments-Preliminary review pg xx states value is correlated to $xx --  BPO order canceled)
																																																																						Single Family Comparable Rent Schedule pxx market rent xx/month
432275980	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-23.24%	09/17/2019	0.0	XXXX	XXXX	-3.60%	10/30/2019	99.0	Origination AVM 09/17/019 $XXX Variance -18.43%
Post Close AVM 10/30/2019 $XXX Variance -2.63% Confidence Score 99

Prior transfer: The subject property was transferred on 06/24/2019 for $XXX from grantor XXX to grantee XXX as an off market transaction, received cosmetic updates, and was then reintroduced to the market.; Cosmetic deferred maintenance (p141) to garage 1 door window, front door trim, several areas of stucco which appear to have been sealed but not painted.
Inspection (p651) minor to moderate hairline cracks in stucco
																																																																						Form 442 (p628) completion certificate
432275981		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	16.23%	09/17/2019	0.0																									XXXX	XXXX	14.54%	10/30/2019	96.0																					Post Close AVM 10/30/2019 $XXX Variance 14.54% Confidence Score 96
432275983		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	8.51%	09/26/2019	0.0																									XXXX	XXXX	10.30%	10/30/2019	93.0																					Appraisal 61/ Review p199/ sent p203
432275985		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-3.70%		0.0																									XXXX	XXXX	-0.75%	10/30/2019	85.0
432275993	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	36.74%	09/12/2019	0.0	XXXX	XXXX	-9.66%	10/30/2019	84.0	Origination AVM 09/18/19 $XXX Variance 36.74%
Post Close AVM 10/30/19 $XXX Variance -9.66% Confidence Score 84
; Utah is a no disclosure state. Utilities were on and functioning.
Subject is legal non conforming since it is a duplex in a R-1-5000 zone which allows for SFR. SUbject grandfathered as a duplex.
																																																																						Market Rent $1600 Operating Income Stmt p133
432276022		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	128.84%	10/02/2019	0.0																									XXXX	XXXX	6.13%	10/30/2019	0.0																					Appraisal p69; Analysis p392; sent 399
432276025		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-13.61%	09/30/2019	0.0																									XXXX	XXXX	-7.89%	10/30/2019	72.0
432276044	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-7.33%	10/07/2019	0.0	XXXX	XXXX	-5.80%	10/30/2019	88.0	Origination AVM 10/07/19 $XXX Variance -7.33%
Post Close AVM 10/30/19 $XXX Variance -5.8%  COnfidence Score 88
; Kitchen and bathroom remodeled timeframe unknown. Subject in good remodeled condition with lots of upgrades.
Utilities were on and functioning.  Smoke/CO2 detectors present and water heater double strapped.
																																																																						Market Rent $3075
432276057	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-6.90%	10/03/2019	0.0	XXXX	XXXX	-7.04%	10/30/2019	98.0	Subject had a prior Standard sale on 04/25/2019 for $XXX
																																																																						Per Addendum (p162) subjects previous sale on 4/25/19 was purchased by neighborhood friend (current owner) at discounted rate with no fees/commissions. Current owner decided to sell and purchase upleg property. Therefore, increase in value is due to subject originally selling under value and is well supported by comps.
432275689	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	XXXX	XXXX	8.95%	10/31/2019	87.0	Post Close AVM 10/31/19 $XXX Variance 8.95% Confidence Score 87

; Kitchen and baths updated 6 to 10 years ago,  Functional obsolescence due to pool, spa and BBQ as the market does not support the cost of these items.
Utilities were on and functioning.  Water heater double trapped with both smoke and CO2 detectors present.
																																																																						Subject located in XXX County a declared disater area for the State of CA as a result of the XXX in the XXX located in the SE portion of the county. Subject has not suffered any damage nor have any of the homes in the area.
432275968	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-12.48%	10/07/2019	0.0	XXXX	XXXX	-7.90%	10/31/2019	81.0	Origination AVM 10/07/19 $XXX Variance -13.48%
Post Close AVM 10/31/19 $XXX Variance -7.9% Confidence Score 81
; Appraiser states that last transfer for $0 appears to be a refi transaction.
(Preliminary title p554 reflects Grant Deed from XXX to borrower 10/5/17. Zillow p638 reflects property listed byXXX (real estate agent - also borrower L.O.) 5/2/17 $XXX thru 9/28/17.)
Sitex report (p610) reflects borrower purchase 10/5/17 - no purchase price given - Grant Deed price as "0" - No Consideration.  Previously purchased by XXX 5/2014 $XXX.
XXX (XXX/ L.O.) previously owned property - sold 10/30/2013 $XXX.
Kitchen and Baths remodeled one to five years ago.  Utilities were on at inspection. Water heater double strapped
Pictures show smoke/CO2 detectors present.  Windows with security bars have releases.
																																																																						Market Rent is $3300 per month
432275990	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-6.92%	10/04/2019	0.0	XXXX	XXXX	6.96%	02/02/2021	0.094	xx and xx updated xx to xx yars ago. Utilities were on. Smoke detector noted. Watera heater double strapped
																																																																						Comps support value. Subject is in a xxxx with a $xx month xx dues PUD has a xx xx, xxxx and xxxx as do all the xx used.
432276002	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	7.45%	09/17/2019	xxxx	xxxx	3.48%	09/05/2019	0.0	XXXX	XXXX	-9.36%	10/31/2019	90.0	Origination AVM 09/05/19 $XXX Variance 3.48%
Post Close AVM 10/31/19 $XXX Variance -9.36% Confidence Score 90

; Subject is a FSBO, non arms length transaction between neighbors.  Borrower purchasing house on same street he currently resides on. Prior home to be a rental unit.
																																																																						Kitchen and baths updated one to five years ago. Water,gas and electricity were on at inspection. Water heater and smoke detector present. CO2 detector not required by TX law.
432276003	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	3.99%	10/07/2019	0.0	XXXX	XXXX	-3.47%	10/31/2019	97.0	Origination AVM 10/07/19 $XXX Variance 3.99%
Post Close AVM 10/31/19 $XXX Variance -3.47% Confidence Score 97
; Utilities were on at inspection. Subject is well maintained.  HOA Maintains the roads.
Single Family Rent Schedule p82 $1475/month market rent
																																																																						Comps were within the subdivision and are approved for short term rentals.
432276019	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	61.70%	09/23/2019	0.0	XXXX	XXXX	-5.14%	10/31/2019	57.0	Origination AVM 09/23/19 $XXX Variance 61.7%
Post Close AVM 10/25/19 $XXX Variance -5.14% Confidence Score 57

; Subject was vacant at inspection and is a REO Sale being sold in "as is" condition. Subject sits on 2 adjoining lots and straddles the 2 lots.
Sale 4/2019 was via a Quit claim deed.  Notice of Sale XXX.  Utilities were on at inspection.
																																																																						Legal on title shows 2 parcels with one ID #. Parcel #2 is 1/2 of vacated alley lying North of and adjoining Parcel 1.
432275679	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-43.57%	09/25/2019	0.0	XXXX	XXXX	-29.69%	11/01/2019	57.0	xxxx	xxxx	0.00%	XXXX	02/18/2021	Kitchen and baths updated one to five years ago. Utilities were on and functioning. Subject located in a very desirable area of Miami.
Guest house has 1 Bedroom and 1 Bathroom which were separated from the main house info. Subject Guest home does not have a full kitchen but a kitchenette with no stove
																																																																						Lender required Handrails on Roof Deck. with photos of railing on roof top, with the railing wrapping around the roof top.
432275683	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	54.02%	10/15/2019	xxxx	xxxx	-1.99%	10/01/2019	0.0	XXXX	XXXX	-22.24%	11/01/2019	83.0	Origination AVM 10/01/19 $XXX Variance -1.99%
Post Close AVM 11/01/19 $XXX Variance -22.24% Confidence Score 83
; Kitchen and baths updated one to five years ago. Utilities were on and operational.  Last sale 3/29/17 was a nominal Sheriff sale per appraiser. PG 109 Special Warranty Deed
Subject on XXX acres with a XXX. Subject in on well and septic plus has propane gas.
Subject contain 2 parcels (non contiguios, separated by a parcel owned by XXX)
p249 #8 - both parcels are connected. Tax record shows easement parcel does not exist. both parcels could possibly sold separately however, based on topography, and road frontage access, deen not economically practical and has no effect on value

432275685	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-17.07%	10/09/2019	0.0	XXXX	XXXX	-5.71%	11/01/2019	92.0	Origination AVM 10/09/19 $XXX Variance -17.07%
Post Close AVM 11/01/19 $XXX Variance -5.71% Confidence Score 92
																																																																						; Kitchen updated 6 to 10 years ago but bathrooms have not been remodeled. Utilities were on and functioning. Subject is unique in that there are not many 5 bedroom homes availalbe (lack of Sales) Subject in average to good condition. Adjustments to comps explained.
432275994		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None		xxxx	xxxx	-1.75%	10/09/2019																														XXXX	XXXX	2.04%	11/01/2019	50.0																					appraisal 323; analysis p543; sent 547
432276012		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-1.74%	10/04/2019	0.0																									XXXX	XXXX	-8.46%	11/01/2019	92.0
432276013	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	Form 2055 (Exterior Only)	10/03/2019	xxxx	xxxx	-12.69%	09/12/2019	0.0	xxxx	xxxx	-8.03%	XXXX	11/01/2019	p119 = Appraisal determined value of $XXX on 6/9/2019
p404 = Lender Analysis determined value of $XXX on 9/13/2019.
p98 = Exterior Only Appraisal determined value of $XXX on 10/3/2019.
Underwriter collateral score is >5%; additional valuation required.

Post close AVM 11/1/19 $XXX Variance -10%
																																																																						Post Close AVM determined value of $XXX on 11/1/2019.
432276098	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	9.61%	10/23/2019	0.0	XXXX	XXXX	-3.17%	11/07/2019	92.0	Origination AVM 10/23/19 $XXX Variance 9.61%
Post Close AVM 11/07/19 $XXX Variance -3.17%  Confidence Score 92

; Subject has not been updated in 15 years.  Utilities were on at inspection.  Water heater was double strapped.
No smoke detectors found and appraiser noted CO2 detectors not required in NV.
																																																																						Market rent of $1325 per month
432276562	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-12.34%	09/12/2019	0.0	XXXX	XXXX	8.04%	11/07/2019	50.0	Origination AVM 09/12/19 $XXX Variance -12.34%
Post Close AVM 11/07/19 $XXX Variance 8.04% Confidence Score 50
; Subject has public electricity and water. Gas is propane and subject is on septic (common for area-does not affect marketability). Subject needed to have CO2 Detector installed.
PG 592-595 LOE and photo of CO2 detector installed 10/15/2019. Water heater double strapped.

432276568	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-57.45%	09/26/2019	0.0	XXXX	XXXX	4.66%	11/07/2019	73.0	Origination AVM 09/26/19 $XXX Variance -57.45%
Post Close AVM 11/07/19 $XXX Variance 4.66% Confidence Score 73
; Subject kitchen and baths updated  one to five years ago. 2nd floor master bedroom remodeled.  All utilities were on at inspection.
Subject has public electricity, Bottled Gas, plus drilled well and septic. They are typical for the area and do not affect marketability. Subject has a waterfront view.
2 Oil tanks located in basement do not exhibit any leakage.  Borrower has solar panels which they own and are not leased (p304).
																																																																						Subject is located on a private road which is customary for area. (copy of agreement found in file p562)$48.61/month. Borr LOE p565 RE: snow plow/re-grading road. Subject has smoke/CO2 detectors
432276577	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-45.52%	10/03/2019	0.0	XXXX	XXXX	-4.20%	11/07/2019	82.0	Origination AVM 10/03/19 $xx Variance -45.52%
Post Close AVM 11/07/19 $xx Variance -4.2% Confidence Score 82

; xx one to xx years ago. xx not remodeled. Subject is located on a xx.
Subject is occupied and all utilities are on. North xx looks to xx with obstructed view due to xx xx.  West View is of the xx.
																																																																						Several Smoke/CO2 detectors noted to be installed.
432276617	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	25.14%	10/02/2019	53.0	XXXX	XXXX	17.44%	11/07/2019	73.0	Origination AVM 10/02/19 $xx Variance 25.14% Confidene Score 53
Post Close AVM 11/07/19 $xx Variance 17.44% Confidence Score 73
; xx updates in the prior xx years (photos support interior xx). Subject has xx, xx and xx view from interior.  Utilities were not on at inspection. Water heater not double strapped
No CO2 detectors but smoke detector present
PG xx dated xx Photo showing light replaced that was missing, water heater double strapped, CO2 detector installed, Utilities were on.
																																																																						Subject was xx at inspection with xx xx noted. Loan purchase is a xx
432276631	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	6.16%	10/23/2019	0.0	XXXX	XXXX	25.52%	11/07/2019	88.0	Origination AVM 10/23/19 $xx Variance 6.16%
Post Close AVM 11/07/19 $xx Variance 25.52% Confidence Score 88
																																																																						; Subject is a xx. PG xx xx approval letter. Utilities were on, CO2/Smoke detectors present and tankless water heater noted on inspection. Subject xx predominate value for the neighborhood xx xx xx xx.
432276091		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	-8.17%	11/07/2019	50.0
432276566	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-44.06%	08/23/2019	0.0	XXXX	XXXX	9.27%	11/07/2019	50.0	Origination AVM 06/18/19 $XXX Variance -1.47%
Post Close AVM 07/25/19 $XXX Variance 1.05%
; Subject is close to the XXX  Kitchen and bath updated one to five years ago. Subject was completely renovated.
																																																																						Subject has a BBBQ area, fishing pier, pool, green area, fitness center and community room and lobby
432276582	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-9.01%	10/08/2019	xxxx	xxxx	3.87%	09/30/2019	0.0	XXXX	XXXX	-4.50%	11/07/2019	94.0	Origination AVM 09/30/19 $xx Variance 3.87%
Post Close AVM 11/07/19 $xx Variance -4.5% Confidence Score 94
; Prior sale for $xx was via a Quit Claim Dee. Subject is xx story xx with xx xx. Utilites were on and functioning. Subject is a xx conversion and is common for the area.
Market Rent is $xx
Subject area has xx, xx, xx, xx and xx
																																																																						BPO has wrong xx name on the form.
432276593	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	54.28%	09/16/2019	0.0	XXXX	XXXX	-7.07%	02/02/2021	0.124	Origination AVM 09/16/19 $xx Variance 54.28%
Post Close AVM 11/07/19 $xx Variance -10.32% Confidence Score 50
Post-close AVM 2/2/2021 $xx Variance -7.07% Confidence Score: H(.124); Subject is a xx and a xx that is legal non conforming and can be rebuilt per email xx  dated xx
xx have separate xx, water heater and are metered separately
Smoke detectors in xx xx.
																																																																						Market rent is $xx for xx and xx; AVM 2/2/21 shows value $xx with -10%.
432276601	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	36.32%	10/09/2019	0.0	XXXX	XXXX	2.68%	02/02/2021	0.147	Subject is in a xx. The windows are xx, each xx of the front xx has a xx xx. There is a large xx in the back. The xx have xx xx xx hot water xx. Subject was xx xx since xx with no contract. Reason stated as listed to xx for the xx. THere is an unfinished xx in the xx. No functional obsolescence to repairs noted. Utilites were on an operational. Subject exceed xx xx for the xx but is not over xx nor does that affect xx.
																																																																						Market Rent is $xx. All xx were xx at inspection.
432275671	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-1.96%	10/19/2019	xxxx	xxxx	-8.24%	08/20/2019	0.0	XXXX	XXXX	5.98%	11/07/2019	82.0	Origination AVM 08/20/19 $xx Variance -8.24%
Post Close AVM 11/07/19 $xx Variance 5.98% Confidence Score 82
; xx and xx updated but time-frame unknown. Subject has xx xx attached to rear of home used as an xx with no xx, therefore no value given. Work done in a xx like manner.  Estimated Market Rent is $xx xx
																																																																						Subject has both smoke/CO2 detectors present and water heater is xx strapped. Utilities were on.
432275988	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-7.48%	10/02/2019	xxxx	xxxx	13.56%	02/10/2021	XXXX	XXXX	-44.28%	11/07/2019	50.0	xxxx
2nd flood unit completely remodeled and updated
3rd floor unit is owner occupied and not updated.
Water heater located in garage is double strapped with a tankless water heater on the 2nd floor.  Smoke and CO2 detectors present.
Backyard not maintained.
																																																																						xxxx with photos dated xxxx lower level stove removed and gas line capped
432276007	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	287.53%	09/26/2019	0.0	xxxx	xxxx	20.00%	02/10/2021	XXXX	XXXX	-17.78%	11/07/2019	50.0	Renovated xx years ago with new xx, xx, xx and xx. Utilities were on and in working order.
xxxx
																																																																						Smoke Detector present. 2 separate water heaters and furnaces. Units xx separately; BPO as-is date 02/10/2021 supports value of $xx
432276010		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-12.59%	09/25/2019	0.0																									XXXX	XXXX	0.80%	11/07/2019	85.0
432276023	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-2.61%	10/04/2019	0.0	XXXX	XXXX	-0.61%	11/07/2019	91.0	Origination AVM 10/04/19 $XXX Variance -2.61%
Post Close AVM 11/07/19 $XXX Variance -0.61% Confidence Score 91
; Utilities were on and operational. Home well maintained.  Comps support value.
																																																																						Market Rent $2200 per month
432276031		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-0.13%	10/07/2019	0.0																									XXXX	XXXX	-4.19%	11/07/2019	91.0
432276048	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-3.32%	0.0	XXXX	XXXX	5.26%	11/07/2019	70.0	Origination AVM $XXX Variance -3.32%
Post Close AVM 11/07/19 $XXX Variance 5.26% Confidence Score 70
; Kitchen and bath remodeled one to five years ago
Operable Smoke and CO2 detectors present. Utilities were on and functioning. Water heater double strapped
Subject has pool which is not common for the area.  There is also an unpermitted pool house built in a workman like manner Cost to cure to remove pool house is $11000 Stove was removed from pool house and gas line was capped.  PG 108 442 with photos dated 10/22/2019 proof stove remove and gasline capped
																																																																						Market rent is $1900
432276004		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	2.86%	10/04/2019	0.0																									XXXX	XXXX	7.33%	11/08/2019	75.0																					Operating income statement p86 reflects 2 units rented for total $2180/month. Market rent for all 3 units $6430/month - $2230/month for 2 units currently rented rebuild letter p58
432276014		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-17.13%	10/07/2019	0.0																									XXXX	XXXX	-2.46%	11/08/2019	84.0																					xx and xx updated xx to xx years ago. Subject has newer xx. Appraiser marked subject as xx xx Utilities were on and operational. Market rent is $xx
432276015	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	XXXX	XXXX	-9.84%	11/08/2019	92.0	Post Close AVM 11/08/19 $XXX Variance -9.84% Confidence Score 92; Subject is located on a busy stree with increased traffic and traffic noise.
Kitchen has not been updated but the bathrooms were updated one to five years ago.
																																																																						Utilities were on an operational. Smoke/CO2 Detectors present with dobule strapped water heater
432276018	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-1.11%	10/17/2019	0.0	XXXX	XXXX	5.00%	11/08/2019	87.0	Kitchen updated 1 to 15 years ago. Bathrooms not updated. Utilities were on at inspection
Subject sides to a major arterial throughfare and suffer from street noise.
Heating needs to be installed per CA health and safety code.  Wall AC present.
PG 706 442 with photos dated 10/21/2019 of Wall Furnance installed
																																																																						Water heater is double strapped with smoke/CO2 detectors present. There is no permanent heating source-Heating source needs to be installed per CA health and Safety Code
432275974	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-15.84%	09/09/2019	0.0	XXXX	XXXX	-1.28%	11/08/2019	86.0	Origination AVM 09/09/19 $xx Variance -15.84%
Post Close AVM 11/08/19 $xx Variance -1.28% Confidence Score 86
; xx recent updates.  All utilities were on an operational. Subjet is in a xx xx xx xx with 4 xx in the xx of xx.
																																																																						Subject project has xx and xx area, xx, xx, xx xx and xx
432275986	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-16.30%	09/20/2019	0.0	XXXX	XXXX	-8.62%	11/08/2019	87.0	Origination AVM 09/20/19 $xx Variance -16.3%
Post Close AVM 11/08/19 $xx Variance -8.62% Confidence Score 87
; xx Remodeled xx to xx years ago.  xx not updated  Utilities were on and functioning.
																																																																						Subject has CO2/Smoke detectors with water heater double strapped. Subject has xx xx
432275991		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	8.99%	10/03/2019	0.0																									XXXX	XXXX	2.61%	11/08/2019	96.0																					Post close AVM model determined an estimated value with less than 5% variance of appraised value. No additional valuation required.
432276034	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	39.26%	09/26/2019	0.0	XXXX	XXXX	-5.26%	11/08/2019	89.0	Origination AVM 09/26/19 $xx Variance 39.26%
Post Close AVM 11/08/19 $xx Variance -5.26% Confidence Score 89
; Prior sale included xx . Subject is located xx a xx and xx xx xx but that has no affect on xx.
PG xx Certificate of Occupancy City of xx dated xx
																																																																						All utilities were on and working. Smoke and CO2 detectors present.
432276043	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-47.53%	09/25/2019	0.0	XXXX	XXXX	6.83%	11/08/2019	88.0	Origination AVM 09/25/19 $xxVariance -42.53%
Post Close AVM 11/08/19 $xxVariance 6.83% Confidence Score 88
; Subject was withdrawn from listing for sale on xx.  Subject is xx predominate value for market but is not xx improved.
Subject has a xx
Utilities were on and functioning
Borr LOE decided to sell when market doing great-slowed down decided to keep it xx
																																																																						AVM with xx xx- no value given
432275687		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-27.63%	09/23/2019	0.0																									XXXX	XXXX	1.97%	11/11/2019	93.0																					Borr LOE stairwell flooring and handrails installed xx
432276074	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	XXXX	XXXX	19.82%	02/02/2021	0.056	Addendum (xx) cost to cure for wood/vinyl xx wear and tear. Cost to cure $xx for wood / $xx for vinyl - photos added.
Form xx (xx) water heater has been double strapped.
																																																																						Appraisal reflect Prior transfer xx/xx/xx $xx. Transfer from xx to xx xx; AVM dated 2/2/21 shows value of $xx
432276053	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-1.73%	10/09/2019	0.0	XXXX	XXXX	-4.19%	11/12/2019	85.0	Origination AVM 10/09/19 $xx Variance -1.73%
Post Close AVM 11/12/19 $xx Variance -4.19% Confidence Score 85
; PG xx xx with photos dated xx Safety Release latches installed. Originally appraiser noted bars were padlocked.
xx and xx updated 1 to xx years ago.  Utilities were on an functioning. Water heater was double strapped and Smoke/CO2 detectors were present.
																																																																						Market Rent $xx
432276058	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-28.76%	09/20/2019	0.0	XXXX	XXXX	7.75%	02/02/2021	0.138	Subject is in a xx with 4 xx. Utilities were on at inspection. Subject is enrolled in the xx xx program.
There is a xx, xx, xx and xx xx noted as xx space that does not xx impact marketing.
Subject is xxxx managed by on-site xx xx. (xx)
																																																																						xx xx xx xx owns more than xx% of the units.
432276096	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-33.21%	0.0	XXXX	XXXX	-1.03%	11/12/2019	95.0	Origination AVM $xx Variance -33.21%
Post Close AVM 11/12/19 $xxVariance -1.03% Confidence Score 95
; xx and xx updated xx to xx years ago. Utilities were on an functioning at inspection.
No xx found from previous xx to home. xx has xx xx, xx, xx
Value deemed reasonable and supported.
																																																																						How value is below the predominate for the market with no seller motivation known to the appraiser.. Subject is in an area of xx homes with xx not bracketed.
432276117		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-3.55%	10/23/2019	0.0																									XXXX	XXXX	-7.74%	11/12/2019	93.0																					Post close AVM model determined an estimated value with less than 10% variance of appraised value. No additional valuation required.
432276552	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-14.35%	0.0	XXXX	XXXX	10.56%	11/12/2019	77.0	Origination AVM $XXX Variance -14.35%
Post Close AVM 11/12/19 $XXX Variance 10.56% Confidence Score 77
; Market Rent $11700
Utilities were on and operational. Smoke/CO2 detectors installed with water heater double strapped.

432276602	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	3.86%	10/28/2019	0.0	XXXX	XXXX	15.71%	11/13/2019	50.0	Origination AVM 10/28/19 $xx Variance 3.86%
Post Close AVM 11/13/19 $xx Variance 15.71% Confidence Score 50
; PG xx Certificate of Occupancy from xx County dated x
x PG x2x with photos dated xx
Subject is xx xx in a xx xx. Streets are xx and maintained by the xx
Subject xx has a xx with xx xx and xx, xx and xx, xx and xx, xx and xx, xx, xx and xx plus xx xx xx and xx.
Market Rent is $xxper month
																																																																						(xx) THe majority of xx within the subject xx are on a xx or xx basis. (Approved as a PUDtel)
432276618		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-4.69%	10/24/2019	0.0																									XXXX	XXXX	0.00%	11/13/2019	94.0																					Origination AVM 10/24/19 $xx Variance -4.69% Post Close AVM 11/13/19 $xx Variance 0% Confidence Score 94 ; Market Rent $xx Utilities were on an operational at inspection.
432275680	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-10.00%	09/30/2019	0.0	XXXX	XXXX	-2.85%	11/14/2019	87.0	Origination AVM 09/30/19 $xx Variance -10%
Post Close AVM 11/14/19 $xx Variance -2.85% Confidence Score 87
; HOA maintains the private Streets  Utilities were on at inpsection with CO2 and Smoke Detectors present.
																																																																						xx and xx updated one to xx years ago.
432276032	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-11.10%	10/25/2019	0.0	XXXX	XXXX	1.71%	02/02/2021	0.073	Origination AVM 10/25/19 $xx Variance -11.1%
Post Close AVM 11/14/19 $xx Variance -15.53% Confidence Score 89
Post-close AVM 2/2/2021 $xx Variance 1.71% Confidence Score: H(.073)
; xx updated since purchase.  Used prior Purchase price of LTV calculations.
																																																																						Utiliies were on and functioning. CO2/Smoke detector present with water heaters xx strapped.; AVM supports original appraised value of $xx.
432275989		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None		xxxx	xxxx	-5.54%	10/25/2019	xxxx	xxxx	0.18%	02/02/2021	0.082																									XXXX	XXXX	-30.38%	11/15/2019	50.0																					Subject was listed on xx or $xx and then removed on xx xx updated but timeframe unknown. xx not updated. Utilities were on an operational. Smoke/ CO2 detectors noted. xxxx is double strapped
432276056	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-5.05%	10/17/2019	0.0	XXXX	XXXX	0.59%	02/02/2021	0.064	PG xx xx with photos. Utilities were on and functioning
PG xx Certificate of Occupancy from xx County dated xx/xx/xx subject in a xx xx community with xx maintained by the xx
																																																																						Smoke/CO2 detectors present. Development approved for xx term xx.; AVM date 2/2/21 supports value of $xx
432276064	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-27.18%	10/17/2019	0.0	XXXX	XXXX	10.70%	11/15/2019	90.0	Origination AVM 10/17/19 $xx Variance -27.18%
Post Close AVM 11/15/19 $xx Variance 10.7% Confidence Level 90

; xx and xx updated timeframe unknown. Subject appears to be xx of a xx type xx xx
Subject property was listed for sale xx - expired xx
Market Rent $xx(actual rent $xx/month)
																																																																						Utilities were on and functioning at inspection.
432276068	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-3.39%	10/23/2019	0.0	XXXX	XXXX	-5.20%	11/15/2019	80.0	Origination AVM 10/23/19 $xx Variance -3.39%
Post Close AVM 11/15/19 $xx Variance -5.2% Confidence Score 80
; Subject is xx  Comps deemed reasonable and support value
Market Rent is $xx
Pg xx Certificate of Occupancy from City of xx dated xx
Pg xx with photos of completed subject dated xx

432276060	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	3.65%	10/30/2019	xxxx	xxxx	-1.10%	10/07/2019	0.0	XXXX	XXXX	6.76%	11/18/2019	91.0	Origination AVM 10/07/19 $xx Variance -1.10%
Post Close AVM 11/18/19 $xx Variance 6.76% Confidence Score 91
; xx recent updates to subject but appraiser states xx has new xx.  Subject is on xx and xx which is common for the area.
Smoke Detectors present bu no CO2 detectors found and not required by xx and xx xx.  xx xx has a wainscoting issue that lender required a bid to fix.  PG xx-xx Contractors bid of $xx to repair, receipt for materials and photo of repaired showed in file.
																																																																						Water heater is installed and has a safety relief value installed. All utilities were on an operational.
432276536	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-44.48%	09/04/2019	0.0	XXXX	XXXX	8.53%	11/18/2019	80.0	Origination AVM 09/04/19 $xx Variance -44.48.47%
Post Close AVM 11/18/19 $xx Variance 8.53% Confidence Score 80
; Subject is on xx which is xx for the xx and has xx.  Subject is on xx that were sold xx. Subject was purchased at xx xx xx per the appraiser.
																																																																						Water heater double strapped with smoke/CO2 detectors present at inspection. Subject has xx on property (xx) and there is an xxxx for a company (xx) to xx and xx the xx to xx. $xx give to value of xx with xx removed from xx.
432276589	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	2.97%	10/09/2019	0.0	XXXX	XXXX	0.00%	11/18/2019	94.0	Origination AVM 10/09/19 $xxVariance 2.97%
Post Close AVM 11/18/19 $xxVariance 0% Confidence Score 94
x; xx major updates have been done to the subject. Subject is xx home with xx xx xx xx needed.
Utilities were on at inspection
																																																																						Market Rent is $xx per month xx
432276598	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	16.32%	10/16/2019	0.0	XXXX	XXXX	2.01%	11/18/2019	50.0	Origination AVM 10/16/19 $xx Variance 16.32%
Post Close AVM 11/18/19 $xx Variance 2.01% Confidence Score 50
; Utilities were on at inspection. Subject located in a xx with xx restrictions that xx affect xx.
Market Rent $xx
																																																																						Subject was listed but listing expired xx (pg xx LOE from agent)
432276605	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	2.86%	10/16/2019	0.0	XXXX	XXXX	18.50%	11/18/2019	74.0	Origination AVM 10/16/19 $xx Variance 2.86%
Post Close AVM 11/18/19 $xx Variance 18.5% Confidence Score 74
; xx updated one to xx years ago while xx updated xx to xx years ago.  Water heater not xx at inspection.
Smoke Detector present.
																																																																						PG xx documentation with photo that water heater was xx xx.
432276616	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-37.96%	10/24/2019	0.0	XXXX	XXXX	-1.86%	11/18/2019	99.0	Origination AVM 10/24/19 $xx Variance -37.95%
Post Close AVM 11/18/19 $xx Variance -1.86% Confidence Score 99

; Subject is on a xx which are xx for the xx.  Subject had new xx in xx and new xx in xx
Utilities were on an operational at inspection.
xx xx has xx and efficiency unit with xx bath. Appraiser notes it shown in the xx Appraiser Office floor Plan with no date for the conversion given.  It is pare of the overall unit for xx and is considered legal conforming according to zoning.
xUx contains xx
Market Rent is $xx month
																																																																						PG xx Proof xx is new and meets xx codes
432276619	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-9.60%	10/08/2019	0.0	XXXX	XXXX	0.00%	11/18/2019	94.0	Origination AVM 10/08/19 $xx Variance -9.6%
Post Close AVM 11/18/19 $xx Variance 0%  Confidence Score 94
; Subject was listed on xx for $xx was on market for xx Days Listing removed.  Subject is on xx as xx not available.
																																																																						CO2/Smoke detectors present with water heater double strapped
432276622	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	29.54%	10/12/2019	59.0	XXXX	XXXX	2.05%	11/18/2019	92.0	Origination AVM 06/18/19 $xx Variance 29.54%
Post Close AVM 07/25/19 $xx Variance 2.05% Confidence Score 92
; Utilities were on an opeartional at inspection. Water heater not strapped at inspection
Smoke/CO2 detectors present.
																																																																						PG xx with photos showing water heater double strapped.
432276653	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	XXXX	XXXX	-0.26%	11/18/2018	96.0	Post Close AVM 11/18/19 $xx Variance -0.26% Confidence Score 96

; PG xx with photos of smoke alarm and CO2 Detectors installed.  Utilities were on and operational with water heater double strapped.
PG xx xx Letter dated xx from City of xx
xx and xx updated 1 to xx years ago. New xx xx years ago.
Market Rent $xx
																																																																						PG xx Termite clearance letter.
432276080	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	XXXX	XXXX	-3.85%	11/27/2019	81.0	Post Close AVM 11/27/19 $xx Variance -3.85% Confidence Score 81

; Prior sale per appraiser xx for $xx Subject has leased xx xx
No recent updates to subject.  Utilities were on and functioning at inspection.
																																																																						Water heater xxstrapped with both Smoke/CO2 detectors noted installed.
432276085	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-0.89%	10/04/2019	0.0	XXXX	XXXX	-1.67%	11/27/2019	50.0	Origination AVM 10/04/19 $xx Variance -0.89%
Post Close AVM 11/27/19 $xx Variance -1.67% Confidence Score 50
; All xx have xx xx with xx included which is customary
Pg xx Recert of Value by original appraiser dated xx
All xx were on an operational at inspection.
Estimated market rent is $xxper month
																																																																						Comps do not xx xx but upon review of market data the value is supported.
432276095	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-3.12%	10/30/2019	0.0	XXXX	XXXX	1.21%	11/27/2019	97.0	Origination AVM 10/30/19 $xx Variance 111.91%
Post Close AVM 11/27/19 $xx Variance 1.21% Confidence Score 97
; xx and xx updated but timeframe unknown.   Utilities were on an functioning at inspection.
Market rent is $xx per month.xx
																																																																						PUD only has common green spaces.
432276097	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-21.14%	0.0	xxxx	xxxx	0.00%	02/10/2021	XXXX	XXXX	-24.70%	11/27/2019	82.0	Kitchen and xx remodeled less than xx xx ago. Subject was a complete xx build started in xxxx per permit with the xxxx
Utilities were on and functioning at inspection. Subject was purchased as a xx sale and not listed on xx
Comps deemed reasonable and support value.
																																																																						xxxx Certificate of Occupancy from xxxx dated xxxx; BPO as-is date 02/10/2021 supports value of $xx
432276099	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-4.16%	10/18/2019	0.0	XXXX	XXXX	13.80%	02/02/2021	0.06	Origination AVM 10/18/19 $xx Variance -4.16%
Post Close AVM 11/27/19 $xx Variance -11.29% Confidence Score 95
Post-close AVM 2/2/2021 $937,695 Variance 13.8% Confidence Score: H(.06)
; xx and xx remodeled xx to xx years ago. Water heater double strapped with smoke/co2 detectors present
																																																																						Comps and adjustments deemed xx and explained.; AVM supports original value of $xx.
432276120	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	19.10%	10/30/2019	0.0	XXXX	XXXX	-4.04%	11/27/2019	88.0	Origination AVM 10/30/19 $xx Variance 19.1%
Post Close AVM 11/27/19 $xx Variance -4.04% Confidence Score 88
; Subject is on a xx which is common for the area.  Utilities were on and working at inspection.
																																																																						xx remodeled one to xx years ago but xx have not been updated. xx xx and xx installed with several updated additions, such as xx finishes xx room with xx. The detached xx room is both permitted and recognized by the xxx County Assessor
432276131	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-21.40%	10/24/2019	0.0	XXXX	XXXX	-4.71%	11/27/2019	89.0	Origination AVM 10/24/19 $xx Variance -21.4%
Post Close AVM 11/27/19 $xx Variance -4.71% Confidence Score 89
; xx transfer history xx. Quit Claim Deed between family members.
Subject in good condition with a new xx water heater.  Market rent $xx month xx
Utilities were on an functioning at inspection.
																																																																						xx fee covers xx xx xx xx, xx.
432276133	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	6.95%	10/24/2019	0.0	XXXX	XXXX	-5.03%	11/27/2019	78.0	Origination AVM 10/24/19 $xx Variance 6.95%
Post Close AVM 11/27/19 $xx Variance -5.03% Confidence Score 78
; xx updates in the prior xx years. Subject in xx condition and comps xx value
																																																																						CO2 /smoke detectors installed. Water heater double strapped and utilities were on and functioning at inspection.
432275691		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	-9.85%	12/02/2019	50.0																					Operating income statement xx $xx/month actual -- Market rents $xx/month (xx)
432275692	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-59.63%	11/01/2019	0.0	XXXX	XXXX	5.34%	02/02/2021	0.163	Origination AVM 11/1/19 $xx Variance -59.63%
Post Close AVM 12/2/19 $xx Variance -37.8% Confidence Score 70
Post-close AVM 2/2/2021 $xx Variance 5.34% Confidence Score: M(.163)
; xx updated xx to xx years ago and xx updated xx to xx years ago.  Appraiser stated xx to cure railing in dining area.
Utilities were on an opeartonal at inspection. Smoke and CO2 Detectors present with xx not required to be strapped per local/state code.
Subject is a xx home with a xx
																																																																						PG xx LOE dated xx with photos of xx installed on xx per xx request. (health and safety issue); AVM date 2/2/21 supports value of $xx
432275693	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	URAR Form 1004	10/29/2019	xxxx	xxxx	-19.31%	10/21/2019	62.0	XXXX	XXXX	-2.45%	12/02/2019	87.0	Origination AVM 10/21/2019 $xx Variance -19.31%
Post Close AVM 12/02/19 $xx Variance -2.45% Confidence score 87
; xx and xx remodeled time frame unknown. CO2 /Smoke detectors present with the water heater double strapped
																																																																						Subject is a xx home with a quality xx. Subject is located in xx which has no adverse effect on marketability.
432275962	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-5.07%	09/09/2019	0.0	XXXX	XXXX	-2.08%	12/02/2019	93.0	Origination AVM 09/09/19 $xx Variance -5.07%
Post Close AVM 12/2/19 $xx Variance -2.08% Confidence Score 93
; xx and xx updated xx to xx years ago. Utilities were on and functioning. Smoke/CO2 detectors present with tankless water heater.
Subject has xx that are leased.
																																																																						Photo provided of interior of xx.
432275978		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	0.59%	12/03/2019	93.0																					xx xx transfer via Quit Claim deed Single Family Rent Schedule xx currently rented $xx. Market rent $xx/month
432276008	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-21.87%	09/27/2019	0.0	XXXX	XXXX	4.39%	12/03/2019	92.0	9Origination AVM 09/27/19 $xx Variance -21.87%
Post Close AVM 12/03/19 $xx Variance 4.39% Confidence Score 92
																																																																						; xx updates in last xx years to unit. All utilities were on at inspection. Subject has smoke detector
432276027	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	URAR Form 1004	09/28/2019	xxxx	xxxx	-24.95%	10/10/2019	0.0	XXXX	XXXX	-33.98%	12/03/2019	88.0	Origination AVM xxxx Variance -24.95%
Post Close AVM xxxx Variance -33.98% Confidence Score 88
; Subject is a xx year old home in xx condition. Subject is xx build. Utilities were on at inspection. Smoke and CO2 detectors present  Water heater double strapped.
Subject value xx than predominate due xx footage, xx and bath counts.  There are xx owned the borrower with no value given. Subject has an xx, xx and xx
																																																																						Subject has xx which is common for the area.; AVM date xxxx supports value of $xxxx
432276036	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	2.12%	0.0	XXXX	XXXX	-0.87%	12/03/2019	96.0	Origination AVM $xx Variance 2.12%
Post Close AVM 12/03/19 $xx Variance -0.87% Confidence Score 96
; xx and xx updated xx to xx years ago. Smoke/CO2 detectors present with water heater xx strapped and utilities on and operational at inspection.
																																																																						Value deemed xx and supported.
432276070	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	8.88%	11/05/2019	0.0	XXXX	XXXX	6.50%	12/03/2019	92.0	Origination AVM 11/05/19 $xx Variance 8.68%
Post Close AVM 12/03/19 $xx Variance 6.5% Confidence Score 92
; xx and xx remodeled xx to xx years ago. Smoke/CO2 detectors present. Safety bars in xx have quick releases  Utilities were on an functioning at inspection
																																																																						Water heater is xx strapped to code.
432276081	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-11.01%	10/04/2019	0.0	XXXX	XXXX	-4.56%	12/03/2019	90.0	Origination AVM 10/04/19 $xx Variance -11.01%
Post Close AVM 12/03/19 $xx Variance -4.56% Confidence Score 90

; xxand xx updated xx to xx years ago. CO2/Smoke detectors present with a xx water heater.  All utilities were on an operational.
																																																																						Subject below xx for area due to xx average GLA but it does not affect marketability.
432276089		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	34.14%	12/03/2019	80.0																					Single Family Comparable Rent Schedule xx current rent $xx/month - Market rent $xx/month
432276130	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	1.98%	11/17/2019	0.0	XXXX	XXXX	11.13%	02/02/2021	0.095	Origination AVM 11/17/19 $xx Variance 1.98%
Post Close AVM 12/03/19 $xx Variance -10.24% Confidence Score 92
Post-close AVM 2/2/2021 $ xx Variance 11.13% Confidence Score: H(.095)
; Subject is xx xx. Certificate of Occupancy from xx County xx dated xx. Utilities were on an operational at inspection.
																																																																						Original appraisal shows xx xx of xx and then corrected on 1xx to xx. xx cert pg xx shows in zone xx; AVM 2/2/21 supports original value of $xx
432276153	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-16.61%	11/08/2019	0.0	XXXX	XXXX	-8.94%	12/03/2019	90.0	Origination AVM 11/8/19 $xx Variance -16.61%
Post Close AVM 12/03/19 $xx Variance -0.94% Confidence Score 90

; Subject last xx xx for $xx as a Warranty Deed (xx). xx recent updates to subject xx appear xx to home.
Market Rent $xx/month xx. Actual rent $xx/month. Subject is in a xx. xx is xx% owner occupied. Area xx for xx xx xx with xx/
																																																																						Utilities were on at inspection.
432276156	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	11/04/2019	xxxx	xxxx	7.29%	11/07/2019	xxxx	xxxx	-5.84%	11/01/2019	0.0	XXXX	XXXX	-5.00%	12/03/2019	91.0	Origination AVM 11/1/19 $xx Variance -5.84%
Post Close AVM 12/03/19 $xx Variance -5% Confidence Score 91
; Subject has had xx updates recently.  Utilities were on and functioning.  Appraiser states no xx to subject from xx xx. Subject is located xx
xx has a xx. Subject xx with no effect on marketability.
																																																																						Market Rent $xx
432276161	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	0.18%	11/18/2019	0.0	XXXX	XXXX	9.09%	12/04/2019	95.0	Origination AVM 11/18/19 $xx Variance 0.18%
Post Close AVM 12/04/19 $xx Variance 9.09% Confidence Score 95
																																																																						; Exterior need xx and xx repair cost to cure $xx Home has xx in last xxyears. Subject has xx. Smoke detectors are not required in xx Co.
432276179	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	30.47%	11/15/2019	0.0	XXXX	XXXX	-5.76%	12/04/2019	92.0	Origination AVM 11/15/19 $xx Variance 30.47%
Post Close AVM 12/04/19 $xx Variance -5.76% Confidence Score 92
; xx updates in last xx years/ CO2/Smoke monitor installed. Water heater xx strapped. Utilities were on and operational at inspection,
																																																																						Subject is on xx with xx well xx xx. xx xx covers maintenance of xx
432276591	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	103.98%	10/20/2019	0.0	XXXX	XXXX	17.63%	02/02/2021	0.121	Origination AVM 10/20/19 $xx Variance 103.98%
Post Close AVM 12/04/19 $xx Variance -23.67% Confidence Score 79
																																																																						Post-close AVM 2/2/2021 $xx Variance 17.63% Confidence Score: H (.121); xx and xx updated time-frame unknown. Subject has upgraded fixtures in kitchen, xx, upgraded xx. There is a detached xx and xx unit with full xx and xx. The xx unit is legal but does not have it own xx xx nor a xx xx. Utilities were on at inspection. Market xx homes of this type.; 2/2/21 AVM supports original value of $xx
432276604	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	6.40%	10/31/2019	0.0	XXXX	XXXX	1.02%	12/04/2019	92.0	Origination AVM 10/31/19 $xx Variance 6.4%
Post Close AVM 12/04/19 $xx Variance 1.02% Confidence Score 92
; xx updates in the prior xx years. Borrower states that detached xx and xx room had been there for xx years. xx is aware of both structures that are xx xx to a foundation and not used for xx use. Structures are not xx for area.
Hot water heater xx strapped, Carbon/Smoke Detectors present. Mock xx in xx room
Some mild deferred maintenance due to peeling paint in the xx
Grant Deed info xx- no Sale Price
																																																																						xx- detached xx and xx room are a xx legal non-conforming use. Subject property conforms with current zoning. The subject property can be xx to its existing xx.
432276606	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-3.22%	10/17/2019	0.0	XXXX	XXXX	-4.13%	12/04/2019	89.0	Origination AVM 10/17/19 $xx Variance -3.22%
Post Close AVM 12/04/19 $xx Variance -4.13% Confidence Score 89

; xx is responsible for xx road  xx updated xx to xx years ago. xx updated timeframe unknown. Subject has had recent xx to xx , xx xx and xx.
Utilities were on and functioning at inspection
																																																																						Market Rent is $xxmonth
432276627	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-1.67%	11/11/2019	0.0	XXXX	XXXX	20.04%	02/02/2021	0.129	Origination AVM 11/11/19 $XXX Variance -1.67%
Post Close AVM 12/04/19 $xx Variance -24.28% Confidence Score 50
Post-close AVM 2/2/2021 $xx Variance 20.04% Confidence Score: H(.129); Subject is xx with no xx needed. Only xx% of xx xx in xx.
Cxxs are xx, xx xx, xx, xx and xx
Market Rent $xx
PG xx Certificate of Occupancy dated xx xx County
																																																																						Utilities were on at inspection.; AVM 2/2/21 supports original value $xx
432276628		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-17.49%	11/04/2019	0.0																									XXXX	XXXX	-1.04%	12/04/2019	67.0																					Origination AVM 11/04/19 $xx Variance -15.89% Post Close AVM 12/04/19 $xx Variance 0.88% Confidence Score 67 ; Subject has a xx which is xx for the area and has no adverse effect on value. Subject is xx influenced area on a xx. Utilities were on at inspection.	2.5
432276629		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	-8.33%	12/04/2019	83.0
432276637		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	-5.22%	12/04/2019	86.0
432276655	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	16.48%	10/23/2019	0.0	XXXX	XXXX	-3.23%	12/04/2019	88.0	Origination AVM 10/23/19 $xx Variance 16.48%
Post Close AVM 12/04/19 $xx Variance -3.23% Confidence Score 88
; xx and xx updated one to xx years ago. Home competely xx. External obsolescence noted due to on a xx xx xx
																																																																						Water heater xx strapped. Smoke and CO2 detectors prsent. There is a xx (no value given) no permits provided.
432276107		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	-5.94%	12/04/2019	84.0
432276115		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	-4.91%	12/04/2019	97.0																					Right to Receive Appraisal xx
432276126		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	2.81%	12/04/2019	81.0																					Subject was offered for sale $xx as of xx Borr LOE xx and Realtor LOE xx- subject listing has been canceled as of xx xx - xx/ xx $xx/month rent market rents $xx/month
432276145	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	0.31%	11/11/2019	0.0	XXXX	XXXX	0.00%	12/05/2019	94.0	Origination AVM 11/11/19 $xx Variance 0.31%
Post Close AVM 12/5/19 $xx Variance 0% Confidence Score 94
																																																																						; xx and xx updated time frame unknown. Utilities were on and operational. Smoke detectors present
432276146	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-3.68%	11/16/2019	0.0	XXXX	XXXX	-5.13%	12/05/2019	92.0	Origination AVM 11/16/19 $xx Variance -3.68%
Post Close AVM 12/5/19 $xx Variance -5.13%  Confidence Score 92
																																																																						; Sale xx was xx. There have been xx updates to the subject in the last xx years. Smoke Detectors are present Utilities are on and operational
432276148	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	XXXX	XXXX	-0.35%	12/05/2019	80.0	Post Close AVM 12/05/19 $xx Variance -0.35% Confidence Score 80

; Subject is a xx  non warrantable xx due to xx and xx units out of xx.
xx updated xx to xx years ago and xx updated xx to xx years ago
All utilities were on and working at inspection.
																																																																						Market Rent $xx
432276157	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	XXXX	XXXX	-3.12%	12/05/2019	96.0	xx and xx remodeled xx to xx years ago. At Inspection all utitlies were on an operational. Smoke Detector install bu no CO2 required
xx maintains the xx in the xx.
Market Rent is $xx
																																																																						Last sale price is $xx
432276051	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-3.24%	11/20/2019	0.0	XXXX	XXXX	2.54%	12/05/2019	50.0	Origination AVM 11/20/19 $xx Variance -3.24%
Post Close AVM 12/05/19 $xx Variance 2.54%  Confidence Score 50
; PG xx xx with photos dated xx. Subject is xx. At initial inspection xx. Subject backs to xx
PG xx Final Permit from City of xx dated xx

432276088	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-35.12%	10/16/2019	xxxx	xxxx	2.44%	0.0	XXXX	XXXX	-6.99%	02/02/2021	83.0	Origination AVM $xx Variance 2.44%
Post Close AVM 12/05/19 $xx Variance -26.83% Confidence Score 83
Post-close AVM 2/2/2021 $xx Variance 6.99% Confidence Score: 83 (.17)
; Smoke/CO2 Detectors present with xx water heater. Subject is on xx and xx with xx xx which is xx for the area. Utilities were on and functional at inspection.
																																																																						Subject was completed in xx xx with xx feet of xx xx; AVM 2/2/21 supports original value $xx
432276113	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-50.65%	11/05/2019	0.0	XXXX	XXXX	-4.62%	12/05/2019	50.0	Origination AVM 11/05/19 $xx Variance -50.65%
Post Close AVM 12/05/19 $xx Variance -4.52% Confidence Score 50
; PG xx Certificate of Occupancy City of xx dated xx
PG xx with Photos dated xx--Utilities were on an operational
Market Rent $xx
xx Fee covers xx.

432276114	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	XXXX	XXXX	0.00%	12/05/2019	77.0	Post Close AVM 12/05/19 $xx Variance 0% Confidence Score 77; Subject is a xx with xx rented and xx O/O Unit has xx view.
There is a xx
																																																																						xx and xx updated one to xx years ago. Utilities were on and operational at inspection Smoke Detectors were installed. CO2 detectors not required for existing properties.
432276121	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-4.55%	11/16/2019	xxxx	xxxx	228.13%	11/11/2019	0.0	XXXX	XXXX	-5.32%	02/02/2021	0.089	Origination AVM 11/11/19 $xx Variance 228.13%
Post Close AVM 12/05/19 $xx Variance -11.73% Confidence score 87
Post-close AVM 2/2/2021 $xx Variance -5.32% Confidence Score: H (.089)
																																																																						; Kitchen and xx xx xx to xx years ago. Utilities were on an operational at inspection with both Smoke/CO2 detectors present, plus the water heater was xx strapped.; 2/2/21 avm supports original value of xx within -10%.
432276112	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-7.74%	11/07/2019	0.0	XXXX	XXXX	10.75%	12/06/2019	79.0	Origination AVM 11/07/19 $xx Variance -7.74%
Post Close AVM 12/06/19 $xx Variance 10.75% Confidence score 79
																																																																						; xx and xx updated one to xx years ago. CO2 and Smoke Detectors noted at inspection. Water heater is xx strapped. All utilities on and operational at inspection.
432276124	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-9.88%	11/05/2019	0.0	XXXX	XXXX	7.12%	12/06/2019	91.0	Origination AVM 11/05/19 $xx Variance -9.88%
Post Close AVM 12/06/19 $xx Variance 7.12%  Confidence Score 91
; xx updates in the last xx years. Water heater is xx strapped. Smoke and CO2 Detectors present.
																																																																						Rent schedule xx $xx / Market Rent $xxmonth
432276142	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	0.98%	11/04/2019	XXXX	XXXX	0.51%	12/06/2019	96.0	Origination AVM 11/14/19 $xx Variance 0.98%
Post Close AVM 12/06/19 $xx Variance 0.51% Confidence Score 96

																																																																						; xx and xx remodeled xx to xx years ago. No xx needed. All utilities were on at inspection. Water heater was double strapped and CO2/Smoke detectors were present. xx are leased.
432276155	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	1.32%	09/11/2019	xxxx	xxxx	-1.49%	11/01/2019	0.0	XXXX	XXXX	6.95%	12/06/2019	77.0	Origination AVM 11/01/19 $xx Variance -1.49%
Post Close AVM 12/06/19 $xx Variance 6.95%  Confidence Score 77
; xx and xx updates less than xx ago. Subject has Smoke/CO2 detectors present with water heater xx strapped and utilities were on an functioning.
																																																																						Subject has xx. xx is xx while the xx) shows xx Subject is on a xx of xx.
432276158	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-11.96%	11/05/2019	0.0	XXXX	XXXX	-9.60%	12/06/2019	92.0	Origination AVM 11/05/19 $xx Variance -11.96%
Post Close AVM 12/06/19 $xx Variance -9.6% Confidence Score 92
; xx and xx updated time frame unknown.  External obsolescence noted due to the noise from the xx. No repair required. Utilities were on and operational.
																																																																						Smoke and CO2 detectors present at inspection. Subject has a xx with a xx, xx and xx.
432276033	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	XXXX	XXXX	-25.07%	12/09/2019	82.0	Post Close AVM 12/09/19 $xx Variance -25.075%
; Subject was vacant when appraised. xx xx in xx xx has no permit but built in good workmanlike manner.
Utilities were on and operational at inspection. Water heaters were xx strapped. Smoke and CO2 Detectors present.
Appraiser noted upgrade to xx was $xx(listed upgrades and amounts) and xx $xx(listed upgrades and amounts)
																																																																						Market rent for the xx is $xx
432276001	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	2.96%	11/02/2019	xxxx	xxxx	3.65%	0.0	XXXX	XXXX	-5.00%	12/10/2019	97.0	Origination AVM $xx Variance 3.65%
Post Close AVM 12/10/19 $xx Variance -5% Confidence Score 97
																																																																						; xx and xx have been updated. Utilities were on an functioning at inspection. Hot water heater double xx with Smoke/CO2 detectors present
432276078		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	-5.10%	12/10/2019	97.0																					Cert of Occupancy xx
432276083	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-5.06%	11/18/2019	0.0	XXXX	XXXX	21.35%	02/02/2021	0.129	Origination AVM 11/07/19 $xx Variance -15.35%
Origination AVM 11/18/19 $xx Variance -5.06%
Post Close AVM 12/10/19 $xx Variance -19.49% Confidence Score 84
Post-close AVM 2/2/2021 $xx Variance 21.35% Confidence Score: H(.129)
																																																																						; Subject has xx xx and xx which is xx for the area. xx was remodeled xx to xx years ago. Utilities were on an operational at time of inspection. CO2 and smoke detectors were present. Market value is xx that the predominate for the area but does not cause a xx issue. Subject has a xx water xx and xx xx system for house. Appears xx xx was added xx by xx xx and that there are no xx violations and no xx close to the xx. Borr LOE re: xx code violation prior to his purchase of property xx; AVM dated 2/2/21 supports original value $xx
432276177	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-29.39%	11/20/2019	0.0	XXXX	XXXX	-3.45%	12/11/2019	87.0	Origination AVM 11/20/19 $xx Variance -29.39%
Post Close AVM 12/11/19 $xx Variance -3.45% Confidence Score 87
; Subject has new xx, xx xxxxand xx.  Utilities were on at inspection.  Smoke/CO2 Detectors were present at inspection.
																																																																						Common xx include xx.
432276184	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-0.75%	11/15/2019	0.0	XXXX	XXXX	-10.86%	12/11/2019	79.0	Origination AVM 11/15/19 $xx Variance -0.75%
Post Close AVM 11/25/19 $xx Variance -10.86% Confidence Score 79
; Subject is on xx. Cost to xx $xx Per the xx of xx. Appraiser noted $xxcost to cure repair xx in xx, xx xx left exterior wall and or paint.  Items considered xx and xx value xx is a health and safety issue.
																																																																						Subject Utilities were on an operational at inspection. CO2 detector not required per local code. Water heater has a pressure release value. Smoke detectors present.
432276569	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-17.58%	10/09/2019	0.0	XXXX	XXXX	7.13%	12/11/2019	82.0	Origination AVM 10/09/19 $xx Variance -17.58%
Post Close AVM 12/11/19 $xx Variance 7.13% Confidence Score 82
; Subject in xx condition with xx repairs need.  Unit located in xx that is non warrantable due to xx are xx.
																																																																						Utilities were on an operational at inspection. Project includes a xx. Unit has xx and xx plus xx
432276638		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-20.42%	11/05/2019	0.0																									XXXX	XXXX	-3.71%	12/11/2019	88.0																						1.1
432276635		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-1.29%	11/07/2019	0.0																									XXXX	XXXX	15.93%	12/13/2019	50.0																					Origination AVM 11/10/19 $xx Variance -1.29% Post Close AVM 12/13/19 $xxx Variance 15.93% Confidence Score 50 ; xMarket Rent is $xxper month
432276640	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-4.79%	11/09/2019	0.0	XXXX	XXXX	-5.28%	12/13/2019	0.0	Origination AVM 06/18/19 $xx Variance -1.47%
Post Close AVM 07/25/19 $x Variance 1.05%
; xx and xx remodeled xx ago. Utilities were on an operational at inspection.  Smoke/CO2 detectors were present and water heater was xx strapped.
																																																																						Market Rent $xx
432276065	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-3.15%	10/15/2019	0.0	XXXX	XXXX	4.73%	12/13/2019	94.0	Origination AVM 10/15/19 $xx Variance -3.15%
Post Close AVM 12/13/19 $xx Variance 4.73% Confidence Score 94
; Transfer xx was a Quit Claim Deed.  At inspection all utilities were on and operational.  There is xx access to xx
																																																																						Market rent is $xx Subject is in a xx with xx of which xx. Appraiser states no xx use in the project
432276069	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	6.53%	10/22/2019	xxxx	xxxx	-24.48%	09/27/2019	0.0	XXXX	XXXX	1.13%	02/02/2021	0.156	Origination AVM 09/27/19 $xx Variance -24.48%
Post Close AVM 12/13/19 $xx Variance 0.84% Confidence Score 50
Post-close AVM 2/2/2021 $xx Variance 1.13% Confidence Score: M(.156); Operating Income Statement - Market Rent is $xx month
																																																																						Utilities were on at inspection. ; AVM date 2/2/21 shows value $xx
432276174	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-7.98%	11/20/2019	0.0	XXXX	XXXX	1.21%	12/17/2019	94.0	Origination AVM 11/20/19 $xx Variance -7.98%
Post Close AVM 12/17/19 $xx Variance 1.21% Confidence Score 94

; Pg xx with photos dated xx CO2 detectors installed.  Pg xx Termite inspection complete
xx and xx remodeled xx to xx years ago. Water heater is xx strapped. Smoke detectors present and all utilities were on an operational
																																																																						Market Rent $xx per month xx
432276192		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	2.11%	12/02/2019	0.0																									XXXX	XXXX	-6.88%	12/17/2019	88.0																					Security bar latches on one xx of xx. No security latches in xx xx. The xx has multiple access points.
432276198		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-16.44%	12/04/2019	0.0																									XXXX	XXXX	-3.65%	12/17/2019	77.0
432276595	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-16.06%	11/05/2019	0.0	XXXX	XXXX	21.94%	12/17/2019	63.0	Origination AVM 11/05/18/19 $xx Variance -16.06%
Post Close AVM 12/17/19 $xx Variance 21.94% Confidence Score 63
; Subject is on xx.  xx not available.  xx is responsible for the xx. Subject has a xx.
Subject has xx water heater
																																																																						Market Rent noted to be $xx per month although shown as xx.
432276094		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-1.57%	11/12/2019	0.0																									XXXX	XXXX	-1.96%	12/18/2019	93.0
432276125		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None		xxxx	xxxx	-22.12%	11/27/2019	xxxx	xxxx	-54.41%	11/07/2019	0.0																									XXXX	XXXX	10.53%	12/18/2019	86.0
432276583		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	48.97%	10/17/2019	0.0																									XXXX	XXXX	-1.17%	12/19/2019	86.0																					Recent xx include xx - all completed in xx like manner xxxx schedule xx $xx/month actual / $xx/month market
432276585	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	XXXX	XXXX	21.58%	12/19/2019	50.0	Property was listed for sale as of 5/3/19 $xx and taken off market after xx days.
Borr LOE re: listing xx
Rent Schedule xx$xx/month actual (xx/xx) / market $xx/month
																																																																						; xx allows for xx unit. xx unit is xx from xx with separate xx, xx meter and xx xx. No xx effect on value.
432276586		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	18.12%	10/17/2019	0.0																									XXXX	XXXX	6.34%	12/19/2019	82.0																					Single family rent schedule xx $xx/month actual / $xx/month market Occupancy affidavit xx
432276030	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-6.40%	11/11/2019	0.0	xxxx	xxxx	-1.18%	02/11/2021	XXXX	XXXX	-19.41%	12/20/2019	92.0	xx and xx updated xx xx ago.
																																																																						Issuer obtained corrected BPO reflecting value of $xx. Variance: -1.18%; Issuer obtained corrected BPO reflecting value of $xx which supports original appraisal of $xxwithin 10%
432276218		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-11.30%	11/26/2019	0.0																									XXXX	XXXX	-0.16%	12/24/2019	92.0																					Post-Close AVM $xx Confidence Score 92 variance -.16% Purchase price $xx
432276636	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	3.36%	11/25/2019	0.0	XXXX	XXXX	21.61%	02/02/2021	0.189	xx purchasexxago $xx- purchased xx market (xx MLS $xx in past xx) Since purchase the subject has been xx, xx xx
List of invoices provided from borrower xx $xx.
Post-close AVM xx $xxVariance 21.61% Confidence Score: M(.189)
Rent Schedule xx actual rent $xx/month - market rent $xx/month
																																																																						Post-Close AVM xx $xxConfidence score 79 Variance -32.38%; AVM 2/2/21 supports original value of $xx
432276231		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	-1.58%	12/30/2019	83.0																					Appraisal xx Lender/Client xx xx Cert of Occupancy xx xx- verification of parcel #
432275695	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	7.65%	11/14/2019	0.0	XXXX	XXXX	-5.77%	12/31/2019	90.0	Origination AVM 11/14/19 $xx Variance 7.65%
Post Close AVM 12/31/19 $xx Variance -5.77% confidence Score 90

; xx updates in last xx years. Subject was an xx property (xx) Subjected repairs new xx covering, xx paint and xx updated. xx has a xx in one of the xx.
Utilities were on an operational at inspection. Subject has a smoke detector but no CO2 deterctor and it is not required under FL Law since built xx to xx
Home Inspection report dated xx pg xx states xx in flooring is not xx. Cost to fix $xx(xx floor to level, clean up with xx  with hydrolic xx.
																																																																						Escrow holdback agreement in file For $xxfor repairs.
432275699		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-5.18%	11/26/2019	0.0																									XXXX	XXXX	0.09%	01/09/2020	94.0
432276029	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	URAR Form 1004	11/11/2019	XXXX	XXXX	16.02%	02/02/2021	0.234	xx $xx prior sale does not represent market value. It was recorded as a multi parcel transfer and was recorded as a special warranty deed. It was not marketed in MLS
Post-close AVM 1/9/2020 $xx. Variance -27.18%.
																																																																						Post-close AVM 2/2/2021 $xx Variance 16.02% Confidence Score: Low (.234)
432276052		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None		xxxx	xxxx	-0.85%	10/30/2019																														XXXX	XXXX	5.42%	01/09/2020	93.0																					1007 current $xx/month Market rent $xx/month
432276104		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-8.40%	11/06/2019	0.0																									XXXX	XXXX	10.85%	01/09/2020	74.0																					1007 xx
432276105	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	1.98%	12/11/2019	xxxx	xxxx	18.81%	11/08/2019	0.0	XXXX	XXXX	-5.28%	01/02/2020	89.0	Origination AVM xxxx xxxx Variance 18.81%
Post Close AVM xxxx xxxx Variance -5.28%

; xxxx Certificate of Occupancy from xxxx, TX Developer still in control of the HOA.
Utilities were on and working at inspection.
																																																																						Smoke Detector present.
432276141		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-6.20%	12/10/2019	0.0																									XXXX	XXXX	-2.54%	01/03/2020	50.0																					Cert of Occupancy xxxx
432276219		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	49.02%	01/06/2020	50.0																					Warr Deed trfr from xx to Seller xx - Amount of consideration $xx. Utah is a non-disclosure state. 1007 xx market rent $xx/month
432276225	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	6.10%	12/13/2019	0.0	XXXX	XXXX	-7.78%	01/06/2020	90.0	Origination AVM 12/13/19 $xx Variance 6.1
Post Close AVM 01/06/20 $xx Variance -7.78%  Confidence Score 90
; xx updated in last xx years.  Subject in xx condition and xx maintained.
																																																																						Utilities were on an operational at inspection. CO2/Smoke Detectors present
432276129		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-16.77%	11/15/2019	0.0																									XXXX	XXXX	-9.03%	01/07/2020	88.0
432276244	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	1.82%	12/12/2019	0.0	XXXX	XXXX	1.16%	02/02/2021	0.087	xx and xx updated timeframe unknown. xxx is a non disclosure state. Subject is a xx home on a xx foundation. xx are xx and farther apart.
Subject purchased in xxx as a xx with a xx unit.  There is only xx meter, gas sewer and water line.  Subject xxxx as a Duplex but used as SFR with in law unit. $xxx cost to cure to replace worn carpeting.
																																																																						Utilities were on an operational at inspection.; AVM dated 02/02/2021 supports value of $xx
432276108		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	0.28%	11/19/2019	0.0																									XXXX	XXXX	-7.87%	01/13/2020	94.0																					1007 form xxxx current rents xxxx/month Market rents xxxx/month HOA Cert xxxx - litigation xxxx. Attorney letter xxxx
432276123	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-5.88%	12/24/2019	xxxx	xxxx	-8.13%	12/06/2019	0.0	XXXX	XXXX	3.25%	01/13/2020	85.0	water heater double strapped. carbon monoxide alarm and smoke alarm present at inspection.
Subject not considered over-improved, but due to xxxx the final opinion of value is more than the predominant value.
Pool/spa appears operational. does not pose health/safety issue.
																																																																						Market conditions addendum xxxx - overall trend median comparable sales price and median comparable List Price are declining.
432276261		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-10.97%	12/21/2019	0.0																									XXXX	XXXX	-4.30%	01/14/2020	84.0																					1007 rent schedule xx $xx/month market rents
432276273		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-12.02%	12/16/2019	0.0																									XXXX	XXXX	3.41%	01/14/2020	84.0																					Subject sold xxxx as an REO sale after being foreclosed xxxx at $xxxx.
432276182		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	14.55%	12/11/2019	0.0																									XXXX	XXXX	-7.78%	01/15/2020	95.0																					1007 xxxx current rent $xxxx/month. Market rent $xxxx/month
432276196		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	3.81%	12/18/2019	0.0																									XXXX	XXXX	-5.22%	01/15/2020	95.0
432276660		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None		xxxx	xxxx	-4.06%	12/05/2019	xxxx	xxxx	-3.92%	12/11/2019	0.0																									XXXX	XXXX	0.69%	01/16/2020	86.0
432276661		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-15.42%	12/17/2019	0.0																									XXXX	XXXX	-6.73%	01/16/2020	92.0
432276662		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None		xxxx	xxxx	13.17%	12/16/2019	xxxx	xxxx	-19.30%	01/07/2020	0.0																									XXXX	XXXX	9.80%	01/16/2020	77.0
432276266		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	2.30%	12/27/2019	0.0																									XXXX	XXXX	-11.62%	01/17/2020	91.0																					Post-close AVM 1/17/2020 $xx Confidence score 91 Variance -11.62% based on appraised value of $xx. Property sold for $179,000. LTV based on $xx for -2.23% variance
432276276	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-15.45%	12/21/2019	0.0	XXXX	XXXX	-5.08%	01/21/2020	89.0	Subject's opinion of market is significantly higher than the Subject's prior sale/transfer. This is due to the updating and remodeling of subject.
LOE from seller re: $xxxx difference is purchase price
LOE from Seller re: no relationship with prior seller.
																																																																						appraisal to borrower
432276093		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None		xxxx	xxxx	9.87%	12/26/2019																														XXXX	XXXX	4.14%	01/20/2020	50.0																					Subject land was transferred xxxx for an undisclosed amount. Certificate of Occupancy xxxx
432276213	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-0.95%	12/27/2019	0.0	XXXX	XXXX	-1.16%	01/22/2020	93.0	Subject was purchased as a xx in xx and has had the following xx: xx. xx upgraded to xx, xx is newer xx and xx, xx and xx updated. xx to xx room and xx.
																																																																						Post-close AVM xx $xxConfidence score 93 Variance -1.16%
432276226	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	3.53%	12/16/2019	0.0	XXXX	XXXX	-3.37%	01/22/2020	68.0	Subject property has been xx with xx xx floors throughout, xx xx floor in xx and xx with xx quality materials an worksmanship. Property in overall xx condition except for xx xx that needs to be xx.
xxxxx escrow holdback xxxxx

432276239		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None		xxxx	xxxx	-10.94%	01/08/2020	xxxx	xxxx	-8.79%	12/16/2019	0.0																									XXXX	XXXX	-4.22%	01/23/2020	92.0																					Rent Sch xxmarket rent $xx/month
432276245		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-11.08%	12/08/2019	0.0																									XXXX	XXXX	2.86%	01/28/2020	89.0
432276259		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	8.19%	12/31/2019	0.0																									XXXX	XXXX	-7.24%	01/24/2020	97.0
432276263		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-33.68%	12/20/2019	0.0																									XXXX	XXXX	-1.79%	01/24/2019	65.0																					Date of Sale/Transfer due to xx Subject property xx xx to a xx. Has no xx impact on marketability/Value
432276264		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-18.91%	01/06/2020	0.0																									XXXX	XXXX	-1.30%	01/24/2020	94.0																					Rent Schedule xx $xx/month market rent
432276275		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	7.25%	12/31/2019	0.0																									XXXX	XXXX	-1.88%	01/24/2020	81.0																					Single Family Rent Schedule xxxx $xxxx market rent
432276144	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	25.04%	12/20/2019	0.0	XXXX	XXXX	12.86%	01/27/2020	61.0	Prior sale transaction codes as "CO" termed as "Court Order" by county public records.
Noticeable on-going remodeling areas - repairs and remodel areas are overwhelmingly large.  the cost to cure is a lump sum $xxxx - this amount is deducted across the board on the line "Condition" in report.
The property is a xxxx residential home located on the xxxx inside the xxxx neighborhood. Based on location and size, this property has xxxx market potential.
The outcome value is $xxxx, about 4.7% greater than the signed sale contract.
(Due to large extent of the remodeling cost, the % of adjustments are exceeding the guidelines in this report.
Costs to cure -
Living room, great room and family room and flooring $xxxx
kitchen and dining room and flooring $xxxx
All bathrooms completed cost  $xxxx
Bedroom flooring $xxxx
Appliances  $xxxx
Miscellaneous items  $xxxx
TOTAL $xxxx
																																																																						Bid provided xxxx xxxx is in addition to Bids "A" and "B"
432276294	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	URAR Form 1004	01/02/2020	xxxx	xxxx	-11.01%	01/08/2020	0.0	Appraisal transmitted to borrower xxxx
																																																																						Per appraiser subject is declared to be in FEMA disaster area from the xxxx in 2018 however, based on physical inspection, no significant damage or impact to safety, soundness or structural integrity of subject property.
432276620		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	6.56%	10/31/2019	0.0																									XXXX	XXXX	-1.88%	01/28/2020	93.0																					1007 pxxxx actual $xxxx/month market $xxxx/month
432276103	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	15.00%	01/14/2020	XXXX	XXXX	-4.12%	02/02/2021	0.273	Subject abuts the xxxxx on xxxx sides (competing properties with xxxx side of forest is xxxx out of xxxx while properties with xxxx sides is something life xxxx out of xxxx)
Property was added on to and totally remodeled in 1999 evolving into the modern architectural style it presents today. Its care and maintenance since then has been exceptional.
Final ingress is via a xxxx road. No Co-op Roadway Maintenance Agreement is known to exist but rather the neighbors informally cooperate.
Neighborhood is xxxxx. Village of xxxx is a bedroom community of xxxx. The community is set off, or cut out and separated by, the xxxx which totally engulfs it in total. Subject property is not part of the xxxx Association (xxxx). xxxx describes those properties outside the confines of xxxx.
xxxx story guest house, auxiliary automobile storage and detached xxxx with fireplace.
Post-Close AVM xxxx $xxxx Variance -4.12% Confidence Score: xxxx; Appraisal reflects xxxx accessory unit. This is used as a vacation rental with xxxx units. (xxxx story guest house includes xxxx separate living spaces - xxxx with kitchenette and xxxx with full kitchen)
																																																																						Post Close AVM dated xxxx $xxxx Confidence factor xxxx - Variance -11.5% ; AVM dated xxxx supports value of $xxxx within 10%
432276173		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	7.28%	01/06/2020	0.0																									XXXX	XXXX	38.31%	01/29/2020	79.0																					xxxx building constructed with permits. Cost to cure for unfinished storage room in shop $xxxx Pool equipment is functioning. No health or safety issues noted.
432276190		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-2.82%	12/09/2019	0.0																									XXXX	XXXX	-4.00%	01/29/2020	50.0																					1007 xxxx $xxxx/month market rent Cert of Occupancy xxxx
432276194		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	URAR Form 1004	12/02/2019	xxxx	xxxx	11.11%	12/28/2019	xxxx	xxxx	-21.35%	12/19/2019	0.0																																																		Post close appraisal not required - 2 appraisals and 1 BPO provided by lender
432276195	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	24.95%	11/19/2019	0.0	XXXX	XXXX	-8.00%	01/30/2020	75.0	ReCert of Value form 442 xxxx xxxx
Form 71B Residential Income Property appraisal form - initial appraisal dated 8/8/2019 forecasted rents $xxxx/month (xxxx)  Actual rents $xxxx/month
xxxx buildings with xxxx units - xxxx 1-story duplexes and xxxx apartments over the garages. Each unit is a xxxx bedroom/xxxx bath unit in avg condition. xxxx units have original kitchens and baths, xxxx has updated kitchen and bath and xxxx is currently being remodeled.
$xxxx cost to cure - unit being renovated
invoices for materials xxxx
LOE from borrower xxxx
																																																																						Form 442 xxxx dated xxxx - improvements completed - photos provided
432276199	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	XXXX	XXXX	-0.23%	01/30/2020	50.0	Form 442 - xxxx xxxx - all utilities were on
1007 xxxx $xxxx/month
Approval reflects PUDtel - appraiser makes no mention of short term rentals. 1007 rental survey is based on a year lease.
																																																																						Missing Cert of Occupancy
432276200		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	3.51%	01/30/2020	50.0																					Certificate of Completion xx 1007 xx market rents based on a xx lease $xx/month Approval reflects xx however, appraiser does not make any mention of xx rentals.
432276234		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	1.45%	01/31/2020	76.0
432276243		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None		xxxx	xxxx	20.83%	01/10/2020	xxxx	xxxx	-8.29%	12/26/2019	0.0																									XXXX	XXXX	-5.28%	01/31/2020	68.0																					1007 xxxx Market rent $xxxx/month
432275697		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	47.50%	12/06/2019	0.0																									XXXX	XXXX	-4.67%	02/03/2020	93.0																					Borrower listed subject property xxxx $xxxx NJMLS#xxxx 1007 xxxx actual rents xxxx/month market rent $xxxx/month
432275700		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	25.78%	12/12/2019	0.0																									XXXX	XXXX	-9.18%	02/03/2020	50.0																					1007 xx market rent $xx/month Cert of Occupancy xx
432276128		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-11.21%	10/23/2019	0.0																									XXXX	XXXX	-7.25%	02/03/2020	87.0																					1007 xxxx actual rent $xxxx/month market rent $xxxx Form 442 xxxx Summary Appraisal Update Report 12/6/19 Appraisal dated 8/12/19
432276132	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	2.50%	12/30/2019	xxxx	xxxx	-2.45%	01/08/2020	0.0	xxxx	xxxx	-2.19%	02/10/2021	XXXX	XXXX	-22.50%	02/03/2020	94.0	BPO xxxx
1007 xxxx $xxxx/month actual - $xxxx/mo market rents
Subject has addition of family room and xxxx floor Permit xxxx, final inspection date xxxx. Conforms to neighborhood.
																																																																						Post-Close BPO as-as xxxx $xxxx Variance: -2.19%; Post-Close AVM xxxx $xxxx Confidence Score xxxx Variance -22.5%; BPO as-is date xxxx supporting value of $xxxx within 10%
432276136	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-22.97%	12/23/2019	xxxx	xxxx	-30.25%	12/09/2019	0.0	xxxx	xxxx	11.39%	02/10/2021	XXXX	XXXX	-41.70%	02/11/2020	50.0	TX is a non-disclosure State. On xxxx the contractor- xxxx transferred title to xxxx is the xxxx.
The property is a xxxx unit. Per Certificate of Occupancy it is listed a a xxxx. Appraisal completed as a xxxx unit. xxxx unit confirms stove in unit was removed and capped off. There is no food prep equipment in the kitchenette of the xxxx area of Unit xxxx. Cost to cure $xxxx for cost of electrician to remove stove connection.
The original market value conclusion has not changed xxxx however, the new date of signature is xxxx.
Operating Income Statement xxxx actual rents $xxxx (xxxx) market rents $xxxx (xxxx)
Cert of Occupancy xxxx
City of xxxx xxxx - by zoning it can be either xxxx or xxxx units
xxxx unit is occasionally used by borrower xxxx. There is no income on this unit. LOE xxxx approved by xxxx xxxx
																																																																						Post-Close BPO as-is xxxx $xxxx ; Post-Close AVM dated xxxx Confidence score xxxx Variance -41.70% (Value range $xxxx to $xxxx); BPO as-is date xxxx supports value of $xxxx
432276152	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-50.52%	01/13/2020	0.0	XXXX	XXXX	0.30%	02/02/2021	0.33	xxxx xxxx is a SFR confirmed by tax map, tax search and deed of record.
																																																																						Post-Close AVM 2/2/2021 $xxxx Variance .3% Confidence Score: xxxx; Post Close AVM xxxx $xxxx Confidence Score xxxx Variance -58.51%; AVM dated xxxx supports value of $xxxx
432276316	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	XXXX	XXXX	-3.29%	02/03/2020	94.0	Subject sold xxxx for unknown price - family transfer (Death Cert of spouse xxxx DOD xxxx)
Subject backs to a busy street
Subject property was listed xxxx $xxxx MLS expired xxxx xxxx
																																																																						Limited Inspection: Visual inspection for foundation settlements and cracking xxxx - no further action needed
432276321	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	10.10%	11/13/2019	0.0	XXXX	XXXX	4.68%	02/03/2019	94.0	Origination AVM 01/13/20 $xxxx Variance 10.3%
Post Close AVM 02/03/20 $xxxx Variance 4.86%
; Subject is new construction  xxxx Letter from builder to borrower dated xxxx that subject is outside of city limits therefore a Certificate of occupancy is not issued by the county.  Subject suffers external obsolescence due to tollway and power line view. This was adjusted to the market price per pair sales.
Water and Utilities were on at inspection.
																																																																						Last sale dated xxxx with sales price of $xxxx with a deed transfer for an unknown amount. xxxx Copy of Warranty Deed referenced on appraisal in file.
432276334	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-6.36%	01/21/2020	0.0	XXXX	XXXX	-4.75%	02/03/2019	90.0	Origination AVM 01/21/20 $xxxx Variance -6.36%
Post Close AVM 02/03/20 $xxxx Variance -4.75% Confidence Score xxxx
; Subject is legal non conforming due to lot size (grandfathered) If destroyed can be rebuilt on same footprint.
																																																																						Kitchen and bath remodeled, timeframe unknown. Utilities were on an operational. CO2/Smoke detectors present with water heater double strapped and having a release valve with a downward facing pipe. Market value is $xxxx/ month
432276634	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-7.34%	12/30/2019	XXXX	XXXX	6.25%	02/03/2020	66.0	The subject was listed under separate listings for portions of xxxx. Listed in xxxx and majority of xxxx and xxxx. The most recent listing was #xxxx and began xxxx with a list price of $xxxx. It was withdrawn xxxx with an asking price of $xxxx
The subject is located in xxxx in close proximity to xxxx.
																																																																						Report includes both parcels: main house sits on xxxx and has direct access from the street. 2nd parcel is xxxx and does not have direct access. The 2nd parcel is currently xxxx and an easement would be needed for access which is not in place at this time. Per Borrower, plans developed to construct a home on 2nd parcel
432276642	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-9.56%	12/13/2019	0.0	XXXX	XXXX	-5.31%	02/03/2020	84.0	Origination AVM xxxx $xxxx Variance -9.56%
Post Close AVM xxxx $xxxx Variance -5.31% Confidence Score 84
; Subject in overall average condition with both units tenant occupied.
Market Rent is $xxxx for both units.
CO2/Smoke Detectors present. Hot water heater double strapped.
Original appraisal show electrical cord on outside light.  Picture xxxx shows cord removed. Letter states tenant used to light up Xmas decoration and now removed. Light controlled by inside light switch.
																																																																						Cost to cure exposed light bulb $xxxx (xxxx)
432276252	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	23.44%	12/23/2019	0.0	XXXX	XXXX	10.89%	02/05/2020	95.0	Origination AVM 12/23/19 $xxxx Variance 23.44%
Post Close AVM 02/05/20 $xxxx Variance 10.89% Confidence Score xxxx
																																																																						; Subject is SFR converted to an xxxxx located in the xxxx and in the City of xxxx. Subject has a large deck in the rear with access from the bedrooms. Subject has a wet fire sprinkler system as well as CO2/Smoke detectors with a Double Strapped Water heater. Utilities were on an operational at inspection. Master bedroom was replaced with a larger ADA compliant bathroom. Cost provided to covert back to original intended use $xxxx plus $xxxx for kitchen(xxxx). Subject has a non-arms length lease that is below market and not considered in the appraisal. Market Rent is $xxxx per month
432276258	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-8.51%	01/02/2020	0.0	XXXX	XXXX	-5.00%	02/05/2020	91.0	Origination AVM 01/02/20 $xxxx Variance -8.51%
Post Close AVM 02/05/19 $xxxx Variance -5%  Confidence Score xxxx
; 442 xxxx xxxx basement stairs do not present a health and safety issue. photos provided.
Kitchen and bath updated timeframe unknown.  Utilities were on and operational.  Smoke/CO2 detectors were present. Water heater was not strapped at inspection
Subject has a xxxx, xxxx and xxxx and xxxx.
																																																																						Market Rent is $xxxx month 1007 xxxx. xxxx 442 with photo dated xxxx showing water heater strapped. Basement stairs have handrails
432276289	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	XXXX	XXXX	-2.17%	02/05/2020	96.0	Post Close AVM 02/05/20 $xxxx Variance -2.17% Confidence Score xxxx; HOA is responsible for caring for private street and alleys. These are typical for the area.
																																																																						Kitchen and bath remodeled one to five years ago. Utilities were on an operational. CO2/Smoke detectors present and water heater double strapped.
432276300	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	8.42%	0.0	XXXX	XXXX	-5.00%	02/05/2020	70.0	Origination AVM $xxxx Variance 8.42%
Post Close AVM xxxx $xxxx Variance -5% Confidence Score xxxx
																																																																						; No updates in last 15 years. Subject maintained well. CO2 Smoke detectors present with water heater double strapped and all utilities on an operational.
432276302	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	5.29%	01/08/2020	0.0	XXXX	XXXX	-5.69%	02/05/2020	79.0	Origination AVM xxxx $xxxx Variance 5.29%
Post Close AVM xxxx $xxxx Variance -5.59% Confidence Score xxxx
; xxxx is close by but used only for private planes with no negative impact on marketability.
																																																																						Kitchen and baths updated less than one year ago. Utilities were on an operational at inspection. CO2/Smoke detector present and hot water heater double strapped.
432276307		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	-5.00%	02/05/2020	93.0
432276342		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	-5.23%	02/06/2020	79.0
432275698	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-5.73%	01/14/2020	xxxx	xxxx	-44.37%	0.0	XXXX	XXXX	-7.51%	02/02/2021	0.095	Origination AVM $xx Variance -44.37%
BPO 01/14/2020 $xx Variance -5.73%
Post Close AVM 02/10/20 $xx Variance -18.4% Confidence score 82
Post-close AVM 2/2/2021 $xx Variance -7.51% Confidence Score: H(.095)
; Subject has had xx updates in last xx years. Subject appears to be well xx. Subject is xx and xx than most homes in the xx. xx predominate value but does not impact xx. None of the comps have xx like the subject thus comps were adjusted  Subject has a xx with xx xx and xx xx.
																																																																						Utilities were on an operational at inspection.; 2/2/21 AVM supports original value of $xx within -10%.
432275702	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	XXXX	XXXX	0.74%	02/10/2020	82.0	Post Close AVM 02/10/20 $xx Variance .74% Confidence Score 82

																																																																						; xx and xx updated xx than xx xx ago. Subject has been xx xx since xx. Subject has new xx with xx and xx, HVAC units, baseboards, xx xx flooring, xx , interior and exterior xx. All utilities were on an operational. State codes do not require CO2 detectors or water heaters to be double strapped.
432276100	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	URAR Form 1004	12/11/2019	xxxx	xxxx	-41.26%	12/17/2019	0.0	Subject has an infinity pool, spa and accessory unit with a panoramic view of the distant ocean, canyon and mountains. The prior sale was for a vacant lot with plans in 2018,
																																																																						Subject is a new custom built home in excellent condition. Smoke/CO2 detectors present in bedrooms and hallway and a tankless hot water heater. Utilities were on and operational. Only xxxx sq ft of lot is usable due to down sloping site.
432276122	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	URAR Form 1004	11/02/2019	xxxx	xxxx	6.13%	0.0	Kitchen and bath remodeled less than one year ago. Subject completely remodeled with additional living area with permits.
																																																																						Utilities were on and operational. CO2/Smoke Detectors present and tankloess hot water heater.
432276138	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	1.94%	11/13/2019	0.0	XXXX	XXXX	3.45%	02/10/2020	90.0	Origination AVM xxxx $xxxx Variance 1.94%
Post Close AVM xxxx $xxxx Variance 3.45% Confidence Score xxxx
; Since purchase owner has remodeled kitchen and is now in the process of being upgrading. Utilities were on an available at inspection.
xxxx xxxx with photos showing bathroom now complete.
																																																																						Subject is non warrantable condo due to xxx of the units are rental. Total of xxxx units are o/o for a total of xxxx units. xxxx units are for sale. Total HOA is in litigation
432276150	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	13.69%	11/15/2019	0.0	XXXX	XXXX	-33.44%	02/10/2020	70.0	xxxx	xxxx	0.00%	XXXX	02/18/2021	Leasehold property - 99 year lease agreement for subject complex. Lease began xxxx and terminates xxxx. Paid quarterly $xxxx.
1007 xxxx actual $xxxx/month Market $xxxx/month
xxxx - email regarding payment of quarterly leasehold payment $xxxx by association to owners
																																																																						Post-Close CDA xxxx $xxxx; Post-Close AVM xxxx Confidence Score 70 Variance -33.44%; CDA date xxxx supports value of $xxxx
432276151	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-45.19%	11/15/2019	0.0	XXXX	XXXX	-32.15%	02/10/2020	70.0	xxxx	xxxx	0.00%	XXXX	02/18/2021	1007 xxxx $xxxx/month
Leasehold property - 99 year lease agreement for subject complex. Lease began xxxx and terminates xxxx. Paid quarterly $xxxx.
xxxx - email regarding payment of quarterly leasehold payment $xxxx by association to owners
																																																																						Post-Close CDA xxxx $xxxx; Post-Close AVM xxxx Confidence Score xxxx Variance -32.15%; CDA date xxxx supports value of $xxxx
432276183	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-4.90%	12/17/2019	0.0	XXXX	XXXX	8.32%	02/10/2020	92.0	Origination AVM xxxx $xxxx Variance -4.9%
Post Close AVM xxxx $xxxx Variance 8.32% Confidence Score 92
; No updates in prior 15 years. Subject in overall good condition and well maintained.  Utilities were on an operational at inspection. Smoke/CO2 Detectors were present along with
																																																																						a tankless hotwater heater. Subject has a den with a closet not labeled as a bedroom since directly across from the entry.
432276187	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-19.26%	12/06/2019	0.0	XXXX	XXXX	-5.80%	02/10/2020	78.0	Origination AVM xxxx $xxxx Variance -19.26%
Post Close AVM xxxx $xxxx Variance -5.8% Confidence Score 78
; No updates in last 15 years.  Subject well maintained.  Subject has well and septic which are common for the area with no public hookups available.
																																																																						Subject located in largest neighborhood in xxxx that consists of over xxxx sq miles of acreage. Utilities were on an operational at inspection.
432276193		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-5.86%	12/12/2019	0.0																									XXXX	XXXX	-4.93%	02/10/2020	85.0																					Prior sale was for xxxx parcels or $xxxx per lot. 1007 xxxx market rent $xxxx/month Certificate of Occupancy xxxx
432276223		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-3.59%	12/20/2019	0.0																									XXXX	XXXX	16.13%	02/10/2020	68.0																					Origination AVM 12/20/19 $xxxx Variance -3.59% Post Close AVM 02/10/20 $xxxx Variance 16.13% Confidence Score xxxx ; Subject is a manufactured home built in 1990 by xxxx. Subject is permanently affixed to the foundation with tow bar and axles removed.	5.0
432276228	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	5.18%	12/27/2019	0.0	XXXX	XXXX	-1.57%	02/10/2020	94.0	Origination AVM 12/27/19 $xxxx Variance 5.18%
Post Close AVM 02/10/20 $xxxx Variance -1.57% Confidence Score xxxx

																																																																						; Subject in a gated community. Kitchen updated less than 1 year ago and bath rooms updated eleven to fifteen years ago. Subject has had new flooring, water heater, tile roof, new fiberglass in pool in 2007. HOA maintains common area and private streets. Utilities were on an operational at inspection.
432276237		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-19.30%	12/24/2019	0.0																									XXXX	XXXX	-5.62%	02/10/2020	89.0																					1007 xxxx $xxxx/month actual rent / market rent $xxxx/month Non-Warr Condo - HOA financials xxxx HOA cert xxxx
432276241	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	57.75%	12/06/2019	0.0	XXXX	XXXX	56.73%	02/10/2020	50.0	xxxx buildings totaling xxxx +/- sq ft mixed use property on xxxx SF of land.
Improvements include xxxx 2BR/1bath homes and xxxx commercial restaurant building
Originally xxxx free-standing buildings, the space between the home fronting xxxx and the commercial building was enclosed at some point.
xxxx tenants occupy subject on a month to month basis.
xxxx dwelling units are subject to City of xxxx rent control ordinances, which limit rent increases
Each residential unit is $xxxx/month and commercial $xxxx/month
xxxx - deferred maintenance - lack railings, electrical meter is being upgraded, meter not in place. some stucco work needs to be done and exterior painted. Total cost to cure $xxxx
442 - xxxx xxxx - all work completed - photos provided; The post close AVM $xxxx is the total of 2 separate AVMs for the 2 separate addresses:
xxxx $xxxx
																																																																						xxxx $xxxx; xxxx $xxxx xxxx $xxxx
432276242	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-2.98%	12/26/2019	0.0	XXXX	XXXX	10.95%	02/10/2020	91.0	Subject property was listed for sale xxxx $xxxx, reduced xxxx to $xxxx, temporarily off market xxxx, listing expired xxxx property vacant at time of review - tenant occupied as of xxxx.
1007 xxxx $xxxx/month market rent
- xxxx deed transfers within last 3 years one for foreclosure - xxxx $xxxx HCAD Foreclosure #xxxx and contract for deed xxxx. TX is not a full disclosure state.
Property inspection report xxxx foundation (appears functioning properly) Summary of deficiencies: walls (settlement cracks observed in interior walls) - cost to cure $xxxx and  ceilings (cracks observed in ceilings and water stains in pantry ceiling) cost to cure $xxxx
																																																																						Per preliminary title -- Contract for Deed xxxx (Sitex purchase price $xxxx) Warranty Deed xxxx. Release of Lien (xxxx) dated xxxx $xxxx notarized xxxx. Borrower originally purchased property xxxx
432276277	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	8.05%	01/07/2020	0.0	XXXX	XXXX	22.15%	02/10/2020	92.0	Origination AVM 01/07/20 $xxxx Variance 8.05%
Post Close AVM 02/10/20 $xxxx Variance 22.15% COnfidence Score xxxx
; No updates in the prior 15 years. Subject has a rumpus room given no value since it lacks permits. Rumpus room as a bedroom and full bath with smoke and CO2 detectors installed in the additional space. Cost to cure and remove the Rumpus Room is $xxxx The space is not used for business or commercial use.
																																																																						Utilities were on an operational at inspection. Smoke/CO2 detectors present and water heater double strapped.
432276127	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-1.20%	01/08/2020	xxxx	xxxx	-36.74%	12/09/2019	0.0	XXXX	XXXX	-1.33%	02/12/2020	80.0	Origination AVM xxxx $xxxx Variance -36.74%
Post Close AVM xxxx $xxxx Variance 1.33% Confidence Score xxxx
; Subject is on well, septic and propane gas due to public utilities are not available.  This does not affect marketability.  Subject is a xxxx manufactured home.
Utilities were on an operational at inspection.  Borrowers have installed new carpet, water heater, painted the interior and exterior since purchase.  There were no HUD tags found but the Subject HUD certificate was available (xxxx).
																																																																						Homeowners have installed new carpet, interior/exterior paint and a water heater since sale date. Therefore the subject value has increased
432276282	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-8.74%	12/26/2019	0.0	XXXX	XXXX	0.88%	02/02/2021	0.084	Origination AVM 12/26/19 $xxxx Variance -8.74%
Post Close AVM 02/12/20 $xxxx Variance -10.46% Confidence Score xxx
Post-Close AVM 02/02/2021 $xxxx Variance: .88% Confidence Score: xxxx
; Last sale was an interfamily transfer per the appreaiser. Subject has solar panels that are owned billed as net metering. Kitchen and baths updated one to five years ago. New interior paint, some new windows, new flooring Subject has CO2/Smoke detectors and a water heater single strapped.  Utilities were on an operational at inspection.
																																																																						PG xxx xxx dated xxxxx with photo water heater double strapped.; AVM date 02/02/2021 supports value of $xxxx
432276288	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-4.47%	01/07/2020	0.0	XXXX	XXXX	0.23%	02/13/2020	74.0	Origination AVM 01/07/20 $xxxx Variance -4.47%
Post Close AVM 02/13/20 $xxxx Variance 0.23% Confidence score xxxx

																																																																						; All utilities were on an operational at inspection. Subject is on septic which is common for the area. Kitchen was remodeled eigth to ten years ago and the bathrooms were updated during the last two years. Subject has a screen patio.
432276292	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-18.66%	01/10/2020	0.0	XXXX	XXXX	-7.81%	02/02/2021	0.5	Certificate of Occupancy xxxx
Rent Schedule xxxx Market rent $xxxx/month
Form xxxx xxxx - Improvements Completed
Post-Close AVM 02/02/2021 $xxxx Variance: -7.81% Confidence Score: xxxx
																																																																						Post-Close AVM 2/13/2020 $xxxx Confidence score xxxx Variance -33.40%; prior sale of property by Special warranty deed. multi-parcel vacant land that included xxx build-able lots from developer to builder.; AVM date 02/02/2021 supports value of $xxxx
432276293		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	9.43%	02/13/2020	80.0																					1007 Rent Schedule xxxx actual $xxxx/month --market $xxxx/month
432276335		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-10.56%	01/07/2020	0.0																									XXXX	XXXX	-6.76%	02/13/2020	95.0																					Rent Schedule xxxx $xxxxx/month market rent
432276249	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-41.87%	01/23/2020	0.0	XXXX	XXXX	4.66%	02/02/2021	0.258	Subject is on private well and septic with Private Propane Gas. Subject is legal non conforming and can be rebuilt if destroyed.
Kitchen and baths remodeled xxx to xxx years ago. Subject has xx car carport and finished shop. Subject has river view/frontage with access and water rights.
Utilities were on an operational at inspection.  Water heater double strapped and CO2/Smoke detector present.
																																																																						PG xxxx Copy of Private Road agreement in file.
432276274	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	50.02%	12/31/2019	0.0	XXXX	XXXX	-6.87%	02/14/2020	85.0	Origination AVM 12/31/19 $xxxx Variance 50.02%
																																																																						Post Close AVM 02/14/20 $xxxx Variance -6.87% Confidence Score xxxx; Kitchen and baths updated one to five years ago. Utilities were on and operational at inspection. Some windows were covered with XXX shutter protection. From interior inspection windows in good condition.
432276350	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	34.54%	01/21/2020	0.0	XXXX	XXXX	16.23%	02/02/2021	0.167	Origination AVM 01/21/20 $xxxx Variance 34.54%
Post Close AVM 02/14/20 $xxxx Variance -17.83% Confidence Score xxxx
Post-Close AVM 02/02/2021 $xxxx Variance: 16.23% Confidence Score: xxxx

; Subject is on well and septic. Subject has a heat pump, Central AC and thermopane windows and xxxx car attached garage. Subject is larger than comps thus Gross adjustments exceed 25% bur are explained in detail.  Subject is larger in xxx  and located on a private all weather road. Utilities were on an operational at inspection. Subject house is on xxx lots that are contiguous.
																																																																						; AVM date xxxx supports value of $xxx
432276351	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-11.60%	01/14/2020	0.0	XXXX	XXXX	-10.53%	02/14/2019	95.0	Origination AVM 01/14/20 $xxxx Variance -11.6%
Post Close AVM 02/14/20 $xxxx Variance -10.53% Confidence Score xxxx
; No updates in past fifteen years.  CO2 detectors not required by County nor is a strapped water heater. Smoke Detector Present. Utilities were on an operational.
Subject has an inground enclosed pool.
																																																																						Subject had a quit claim deed xxxx no price given.
432276355		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-12.96%	01/29/2020	0.0																									XXXX	XXXX	-5.00%	02/19/2020	89.0
432275703		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	24.49%	02/19/2020	75.0
432275704	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-26.38%	01/31/2020	0.0	XXXX	XXXX	4.22%	02/02/2021	0.07	1007 xx $xx/month market rent
The subject is currently xx a xx xx or xx xx. It does not have a xx or is xx xx.
xx income $xx based on xx which are limited. Most xx properties in subject xx are used as xx xx. xx income may be xx annually for a xx rental. (xx)
Income approach not completed due to xx of xx xx for xx/xx.
																																																																						Post-close AVM 2/2/2021 $xx Variance 4.22% Confidence Score: H(.07); Post close AVM 2/19/2020 $xx Confidence factor 91 Variance -14.26%; AVM value supports original value of $xx.
432276250		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	URAR Form 1004	12/23/2019					xxxx	xxxx	11.00%	12/30/2019	0.0																									XXXX	XXXX	-2.73%	02/19/2020	91.0
432276341	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	0.00%	01/24/2020	0.0	XXXX	XXXX	-55.69%	02/21/2020	59.0	xxxx	xxxx	0.00%	XXXX	02/19/2021	Post-close AVM 2/21/2020 $xx Confidence score 59 Variance -55.69%
																																																																						Post-Close CDA 2/19/2021 $xx; The subject is located in an area known as xxxx. Subject has xxxx based in large part on the proclivity to xxxx. Subject is directly on the xxxx.; CDA date 02/19/2012 supports value of $xx
432276345	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-15.63%	01/13/2020	0.0	XXXX	XXXX	7.32%	02/21/2020	86.0	Subject was listed for sale xx in xx condition for $xx. Status changed to pending xx and closed xx. Subject was re-listed in xx condition xx. lowered to xx. Status changed to pending xx Active xx. Pending xx then listing cancelled xx with list price of xx.
xx and xx remodeled less than 1 year ago.
																																																																						1007 xx actual $xx /month Market $xx/month
432276349		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	11.87%	01/31/2020	0.0																									XXXX	XXXX	8.33%	02/21/2020	83.0																					Subject is connected to xx. xx typical in immediate market area
432276361		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	13.98%	01/28/2020	0.0																									XXXX	XXXX	-7.63%	02/21/2020	85.0
432276369		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	4.44%	01/24/2020	0.0																									XXXX	XXXX	-7.72%	02/21/2020	94.0																					Certificate of Occupancy xx
432276220		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	17.62%	12/02/2019	0.0																									XXXX	XXXX	7.88%	02/21/2020	80.0																					1007 xx $xx/month-Actual -- market $xx/month
432276368		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-12.79%	02/06/2020	0.0																									XXXX	XXXX	1.38%	02/26/2020	95.0																					Form 442 xx leaking xx xx and properly strapped water heater completed - photos provided
432276371		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	0.00%	05/20/2020	0.0																									XXXX	XXXX	-1.00%	02/26/2020	92.0
432276641		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-1.23%	12/18/2019	0.0																									XXXX	XXXX	-3.70%	02/26/2020	91.0																					Subject to install a CO detector xx conversion - cost to restore to xx $xx. Un-permitted conversion Form 442 xx
432276314	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-52.53%	01/29/2020	0.0	XXXX	XXXX	-10.34%	02/27/2020	91.0	Subject is located in a xx
Rent schedule 1007 xx $xx/month
Community Association Mngmt xx
Annual assessment fee $xx
HOA Cert xx
Annual assessment xx $xx
HOA litigation - Compliant xx
																																																																						litigation xx- still pending re e-mail xxx; Post-close AVM 2/27/20 $xxConfidence score 91. variance -10.34%
432276315	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-23.93%	01/31/2020	0.0	XXXX	XXXX	13.98%	02/02/2021	0.094	Property listed 7/30/19 $xx. changed to $xx. withdrawn xx.
Value of subject property is xx than xx value due to recent xx, however, well within typical value range for xx and not considered an xx.
Post-Close AVM 02/02/2021 $xx Variance: 13.98% Confidence Score: .094
Improvements since last xx of xx- xx. xxxx had already been converted to xx xx prior to sale. Exterior siding and interior finishes were improved/modernized.
Previous sale recorded as non arm's length sale.
1007 xx market rent $xx/month
																																																																						xx- Seller bought this property at xx; Post-Close AVM xxx $xxxConfidence score 87. Variance -23.28%; AVM date 02/02/2021 supports value of $xx
432276319	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	XXXX	XXXX	0.47%	02/02/2021	0.145	ReCert of Value xx xx
 Post-Close AVM 2/27/2020 $xx Confidence score 50  Variance -32.79%
1007 Rent Schedule xx week to week rentals actual monthly $xx/ market $xx/month
																																																																						Post-Close AVM 02/02/2021 $xxVariance: .47% Confidence Score: .145; AVM date 02/02/2021 supports value of $xx
432276320	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	46.09%	01/17/2020	0.0	XXXX	XXXX	-8.52%	02/27/2020	66.0	xx unit is xx from the xx xx area and it is permitted.
There is xx the accessory unit from GLA as public records indicates the subject is xx with xx and xx.
This xx or xx home has no impact on marketability and is typical of the market.
																																																																						Rent schedule 1007 xx market rent $xx/month
432276301		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	3.31%	01/23/2020	0.0																									XXXX	XXXX	-0.54%	02/28/2020	97.0																					1007 rent schedule xx actual $xx/month Market $xx/month
432276317		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	URAR Form 1004	01/16/2020					xxxx	xxxx	-30.07%	02/04/2020	0.0																																																		Prior xx transfer xx
432276328		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-10.87%		0.0																									XXXX	XXXX	-36.74%	02/28/2020	87.0	xxxx	xxxx	0.00%	XXXX	02/18/2021																1007 xx actual $xx/month market $xx/month Post-close AVM 2/28/2020 $xx Confidence score 87 Variance -36.74% Post-Close CDA 2/18/2021 $xx; CDA date 02/18/2021 supports value of $xx
432276337		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	94.64%	01/08/2020	0.0																									XXXX	XXXX	-11.58%	02/28/2020	94.0																					xx land Sale 442 - Certificate of Completion xx Certificate of Occupancy xx ; Post-Close AVM 2/28/2020 $xx Confidence score 94 Variance -11.58%
432276388		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-8.99%	02/05/2020	0.0																									XXXX	XXXX	-11.78%	02/28/2020	94.0																					Post-Close AVM 2/28/2020 $xx Confidence score 94 Variance -11.78% Purchase price $xx. -8.39% variance
432275705		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-19.87%	01/27/2020	0.0																									XXXX	XXXX	19.72%	03/02/2020	50.0																					1007 Rent Schedule zz actual $zz/month Market $zz/month
432275706		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-18.01%	02/06/2020	0.0																									XXXX	XXXX	-9.74%	03/02/2020	72.0																					Photos xx double strapped water heaters Borr LOE xx installed xx pxx 442 xx xx - both xx xx strapped water heaters, properly vented to the floor and xx xx have handrails
432276353	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	15.40%	02/03/2020	0.0	XXXX	XXXX	11.33%	03/04/2020	90.0	Origination AVM 02/03/20 $xx Variance 15.4%
Post Close AVM 03/04/20 $xx Variance 11.33% Confidence Score 90

; xx and xx updated timeframe unknown.  Master xx has a xx that needs to be repaired. Cost to cure given at $xx
Utilities were on an operational. CO2/Smoke detectors present and water heater was double strapped.
																																																																						Estimated market rent is $xx
432276356		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	URAR Form 1004	12/06/2019					xxxx	xxxx	-13.31%	01/30/2020	0.0																									XXXX	XXXX	-1.33%	03/05/2020	86.0																					The xx was recently remodeled as was the xx, xx, xxand the xx. xx was also xx. Subject xx was converted, no permits found. The cure to return xx to original condition $xx(xx)
432276357		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	-5.36%	03/05/2020	83.0
432276358	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-15.13%	10/25/2019	xxxx	xxxx	-48.70%	01/22/2020	0.0	XXXX	XXXX	-52.65%	03/05/2020	74.0	xxxx	xxxx	0.00%	XXXX	02/19/2021	Form 442 xx dated xx
The xx are not required, however were adjusted $xxin the grid to account for the cost to cure.
Upgrade packages lighting xx $xxand appliances $xx
Post Close CDA xx Variance: 0%
																																																																						; Post-Close AVM xxxx Confidence score 74 Variance -52.65%; CDA date 02/19/2021 supports value of $xx
432276359		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	-2.59%	03/04/2020	76.0																					Rent Schedule xx actual $xx/month Market $xx/month
432276360	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	13.38%	02/05/2020	0.0	XXXX	XXXX	104.17%	02/02/2021	0.25	Post-Close AVM 02/02/2021 $xx Variance: 104.17% Confidence Score:.25
; Subject is on xx and xx  which is xx for the area. Subject has a new roof xxx, HVAC xxx and Vapor xx installed.
Utilities were on and operational at inspection.
Subject original structure was a xx on xx that has had multiple xx allowed under present xx. The characteristics of the subject are xx. Appraiser compared subject to xx.
																																																																						Subject property xx which is xx for the area and has no negative affect on value or marketability. The subject property is not a xx nor is it xx.; AVM date 02/02/2021 supports value of $xx
432276362	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-2.98%	02/03/2020	0.0	XXXX	XXXX	-10.99%	03/04/2020	95.0	Post-Close AVM 3/4/2020 $xx Confidence Score 95 Variance -10.99%
Variance based on purchase price $xx = -3.83
No Cert of Occupancy - LOE xx- xx County does not require - instead 10 Yr Warranty - which is included in Purchase Agreement (xx submitted by title at closing
xxDues xx
Tax $xx xx based on mileage rate 3.6018
																																																																						Tax Cert/HOA Cert pxxx xx
432276363	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-13.38%	01/23/2020	0.0	XXXX	XXXX	-7.32%	02/02/2021	0.123	Subject has xx gas water heaters, xxxx AMP circuit breakers, zoned HVAC, central vac
xx not updated. xx updated xx to xx years ago. Subject has CO2/Smoke detectors. Utilities were on and operational.
																																																																						Market Rent is $xxx; AVM date 02/02/2021 supports value of $xx
432276367		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-14.13%	02/11/2020	0.0																									XXXX	XXXX	-1.22%	03/09/2020	88.0																					xx with total of xx. only xx, xx. xx and xx updated one to xx xx ago. Utilities were on an operational at inspection. Revised appraisal xx flood zone from Zone xx to Zone xx
432276380		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-3.29%	02/20/2020	0.0																									XXXX	XXXX	8.46%	02/02/2021	0.064																					Rent Schedule / 1007 xx Market rent $xx/month Post-Close AVM 2/2/2021 $xxVariance: 8.46% Confidence Score .064 ; AVM date 02/02/2021 supports value of $xx
432276383		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-23.31%	02/04/2020	0.0																									XXXX	XXXX	-1.97%	03/09/2020	95.0																					1007 xx Market rent $xx/month
432276384	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	22.50%	02/11/2020	0.0	XXXX	XXXX	-1.79%	03/09/2020	84.0	xx probate sale
Minor xx on the wall and xx wall. (cost to cure $xx) Bedroom xx did not have xx release xx for xx xx (cost to cure $xx)
xx equipment appears to be functioning
Form 442 xx- security bars removed

432276394		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	7.70%	02/24/2020	0.0																									XXXX	XXXX	-5.88%	03/09/2020	88.0
432276646		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-2.16%	02/12/2020	0.0																									XXXX	XXXX	74.86%	03/09/2020	50.0																					Operating Income Statement xx $xxactual and market monthly rent
432276291		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	366.08%	12/23/2019	0.0																									XXXX	XXXX	-5.06%	03/10/2020	92.0
432276296		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-5.00%	12/24/2019	0.0																									XXXX	XXXX	-8.72%	03/10/2020	82.0
432275709		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-19.48%	02/13/2020	0.0																									XXXX	XXXX	-9.09%	03/10/2020	78.0																					Within xx months subject has xx xx, xx, remodeled xx and main xx, new xx floors and re-finished xx xx, new xx xx xx-xx, a new water heater as well as interior and entry xx.
432276389	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-10.82%	02/07/2020	0.0	XXXX	XXXX	-17.98%	03/10/2020	78.0	Subject property is a xx parcel.
																																																																						442 xx - xx going xx the xx from xx have been installed; Post-Close AVM 3/10/2020 $xx Confidence score 78 Variance -17.98%. Purchase price $xx. Variance -6.57% which is within 10% tolerance
432276387		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	-1.08%	03/10/2020	50.0																					1007 xx current $xx/month market $xx/month FNMA And Freddie Mac UCDP SSR - no findings Cert of Occupancy xx
432276297		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-21.19%	01/09/2020	0.0																									XXXX	XXXX	9.19%	02/02/2021	0.065																					Rent Schedule xx $xx/month market rent Post-Close AVM 02/02/2021 $xx Variance: 9.19% Confidence Score: .065; AVM date 02/02/2021 supports value of $xx
432276379	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	18.09%	02/04/2020	0.0	XXXX	XXXX	0.00%	03/10/2020	94.0	Subject is xx but needs some xx to be xx xx such as addition's xx room, BR xx coverings where xx tile is xx, contract includes completion of xx in a xx.
1007 xx $xx/month market  - if xxxx market rent $xx-$xx with $xx being most likely
																																																																						xx xxis the reason for C4 condition
432276381		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-6.52%	02/20/2020	0.0																									XXXX	XXXX	-6.75%	03/10/2020	94.0																					1007 xx $xx/month market rent
432276385		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	4.14%	02/24/2020	0.0																									XXXX	XXXX	-4.96%	03/10/2020	50.0
432276396		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-41.94%	02/13/2020	0.0																									XXXX	XXXX	-11.43%	03/10/2020	50.0																					Cert of Occupancy xx 442 ; Post-Close AVM 3/10/20 $xx Confidence score 50 Variance -11.43% based on $xx appraised value xx based on $xx purchase price = -9.07% Variance
432276251		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	3.49%	01/30/2020	0.0																																																		Subject property xx - parking for xx / xx xx bars equipped with safety release latches Cost Approach: n/a Comparable Sales Approach: $xx Income Approach: $xx As-Is Value $xx xx
432276262	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	10.23%	01/14/2020	0.0	XXXX	XXXX	13.09%	03/11/2020	92.0	Appraiser notes prior transfer $xx is a lot higher than opinion of value. Previous transaction not listed in MLS, appraiser assumes it is a mis-recording in Public Record.
1007 Rent Schedule xx actual $xx/month.  Market $xx/month
																																																																						Per borrower LOE purchased subject property for $xx
432276280	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-27.75%	01/28/2020	0.0	XXXX	XXXX	13.01%	02/02/2021	0.282	Cert of Occupancy xx
1007 xx $xx/month
Form xx- xx xx
																																																																						Post-Close AVM xx Variance: 13.01% Confidence Score: .282; Post-close AVM xxxx $xxxx Confidence factor xxx Variance -80.70%; AVM date 02/02/2021 supports value of $xx
432276326	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	1.52%	02/20/2020	XXXX	XXXX	-5.57%	03/11/2020	82.0	Operating Income Statement xx $xx/month
Upgrades since purchase $xx- new xx, xx
HUD-1 on sale $xx xx/ Per public records recent sale price $xx photos provided for double-strapped water heaters pxx
The current xx residential improvement is a non-conforming xx and although the original zone was limited to SFR is has since been x which allows for legal xx land use.
Subject property was listed by borrower xx9 and expired xx

432276382	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	None	xxxx	xxxx	-18.97%	02/03/2020	0.0	XXXX	XXXX	5.38%	02/02/2021	0.133	Operating Income statement xx
1007 $xx/month xx
Post-Close AVM 3/12/20 $xx Confidence score 74 Variance -27.42%
Post-Close AVM 2/2/2021 $xx Variance 5.38% Confidence Score: .133
																																																																						; Subject has been xx since last purchase. ; AVM date 02/02/2021 supports value of $xx
432276402		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	4.08%	02/20/2020	0.0																									XXXX	XXXX	-1.25%	03/13/2020	97.0																					1007 xx$xx/month market rent
432276303		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None																																			XXXX	XXXX	12.73%	03/16/2020	50.0
432276395		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	-10.88%	02/26/2020	0.0																									XXXX	XXXX	278.07%	03/17/2020	50.0																					Cert of Occupancy xx Post-close AVM is based solely on xx value only - Subject xx
432276405		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None						xxxx	xxxx	4.58%	03/06/2020	0.0																									XXXX	XXXX	-5.95%	03/18/2020	80.0																					The appraiser did not observe any xx producing xx activity xx of the subject on the effective date of the appraisal Subject has xx and xx which is xx of the area.